                                               Registration Nos.:  33-82268 and
                                                                       811-8670


             As filed with the Securities and Exchange Commission
                              on April 30, 2001.

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

           Post-Effective Amendment No. 8                         X

                                    and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

           Amendment No. 9                                        X

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                          USAA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           9800 Fredericksburg Road
                           San Antonio, Texas  78288
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  210-498-8000

                            CYNTHIA A. TOLES, ESQ.
                    Vice President and Assistant Secretary
                          USAA Life Insurance Company
                        9800 Fredericksburg Road, C-3-W
                        San Antonio, Texas  78288-3051
                   (Name and Address of Agents for Service)

                                  Copies to:

                            DIANE  E. AMBLER, ESQ.
                          Kirkpatrick & Lockhart, LLP
                   1800 Massachusetts Ave., N.W., Suite 200
                         Washington, D.C.  20036-1800
                                (202) 778-9000

                           Exhibit Index on Page ___

                                                                  Page 1 to ___

Approximate Date of  Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check the appropriate box):

   [ ]       Immediately upon filing pursuant to paragraph (b) of Rule 485

   [X]       On May 1, 2001 pursuant to paragraph (b) of Rule 485

   [ ]       60 days after filing pursuant to paragraph (a)(1) of Rule 485

   [ ]       On (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

   [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered: Units of Interest in Separate Account of USAA Life Insurance Company under Flexible Premium Deferred Combination Fixed and Variable Annuity Contract.

[LOGO]
USAA(R)

                          USAA Life Insurance Company
                                Variable Annuity
                                   PROSPECTUS

                                  May 1, 2001

USAA Life Insurance Company
Variable Annuity


Table of Contents


Section
-------
A. Flexible Premium Deferred Combination
   Fixed and Variable Annuity Contract Prospectus......................  3A-44A

B. USAA Life Investment Trust Prospectus...............................  1B-26B
   (Income Fund).......................................................   2B-5B
   (Growth and Income Fund)............................................   6B-7B
   (World Growth Fund).................................................  8B-10B
   (Diversified Assets Fund)........................................... 11B-13B
   (Aggressive Growth Fund)............................................ 14B-16B

C. Vanguard(R) Variable Insurance Fund Prospectus......................  1C-30C
   (Money Market Portfolio)............................................   2C-3C
   (High Yield Bond Portfolio).........................................   3C-4C
   (Diversified Value Portfolio).......................................   4C-5C
   (Equity Index Portfolio)............................................   5C-6C
   (Mid-Cap Index Portfolio)...........................................   6C-7C
   (Small Company Growth Portfolio)....................................   7C-8C
   (International Portfolio)...........................................   8C-9C
   (REIT Index Portfolio)..............................................   9C-9C

D. Fidelity(R) Variable Insurance Products Fund II Prospectus..........  1D-12D
   (Contrafund(R) Portfolio, Initial Class)............................  3D-10D

E. Fidelity(R) Variable Insurance Products Fund Prospectus.............  1E-12E
   (Equity-Income Portfolio, Initial Class)............................   3E-9E

F. Fidelity(R) Variable Insurance Products Fund III Prospectus.........  1F-12F
   (Dynamic Capital Appreciation Portfolio, Initial Class).............   3F-9F

G. Scudder Variable Series I Prospectus................................  1G-10G
   (Capital Growth Portfolio)..........................................  3G-10G

H  Alger American Fund Prospectus......................................  1H-10H
   (Alger American Growth Portfolio)...................................  3H-10H

                      This page left blank intentionally.

                                VARIABLE ANNUITY
                                   Prospectus

                                  May 1, 2001


USAA Life Insurance Company
9800 Fredericksburg Road
San Antonio, Texas 78288
Telephone: 1-800-531-2923

USAA Life Insurance Company ("USAA Life") is offering a flexible premium deferred combination fixed and variable annuity contract ("Contract") to the general public. This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 19 investment choices, including a Fixed Fund Account, which pays a guaranteed rate of interest, and 18 Variable Fund Accounts of our Separate Account, each of which invests in one of the following mutual funds ("Funds"):


USAA Life Investment Trust                   Fidelity(R) Variable Insurance Products Fund II
--------------------------                   -----------------------------------------------
USAA Life Growth and Income Fund             Fidelity VIP II Contrafund(R) Portfolio, Initial Class
USAA Life Aggressive Growth Fund
USAA Life World Growth Fund                  Fidelity(R) Variable Insurance Products Fund
                                             --------------------------------------------
USAA Life Diversified Assets Fund            Fidelity VIP Equity-Income Portfolio, Initial Class
USAA Life Income Fund
                                             Fidelity(R) Variable Insurance Products Fund III
                                             ------------------------------------------------
Vanguard(R) Variable Insurance Fund          Fidelity VIP III Dynamic Capital Appreciation Portfolio,
-----------------------------------          Initial Class
Vanguard Diversified Value Portfolio
Vanguard Equity Index Portfolio
Vanguard Mid-Cap Index Portfolio             *Scudder Variable Series I
                                             --------------------------
Vanguard Small Company Growth Portfolio      Scudder VSI Capital Growth Portfolio, Class A Shares
Vanguard International Portfolio
Vanguard REIT Index Portfolio                The Alger American Fund
                                             -----------------------
Vanguard High Yield Bond Portfolio           Alger American Growth Portfolio
Vanguard Money Market Portfolio
                                             *Formerly known as Scudder Variable Life Investment Fund.



USAA Life ("We") have filed a Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally part of this Prospectus. Its table of contents appears on page 44A. For a free copy, call 1-800-531-2923.

                  Investments in the Variable Fund Accounts are not deposits or other obligations of, or guaranteed by, the USAA Federal
                  Savings Bank, are not insured by the Federal Deposit Insurance
                  Corporation ("FDIC") or any other government agency, are
IMPORTANT         subject to investment risks, and may lose value.
NOTICES
                  The Securities and Exchange Commission has not approved or disapproved the securities described in this Prospectus or passed upon the adequacy of this Prospectus. Anyone who tells you otherwise is committing a federal crime.


                                       3A

-------------------
 TABLE OF CONTENTS
-------------------


                                   Index of Important Terms.........................  5A
                                   The Contract at a Glance.........................  6A
                                   How the Contract Works...........................  8A
                                   Expenses.........................................  9A
Contract Features                  Investment Choices............................... 12A
                                   Special Services................................. 14A
                                       Automatic Payment Plan....................... 15A
                                       Dollar Cost Averaging Program................ 15A
                                       Systematic Withdrawal Program................ 15A
                                   Your Contract Value.............................. 15A
                                   Annuity Benefits................................. 16A
                                   Death Benefits................................... 19A


                                   How Do I...
                                   ... Contact USAA Life............................ 21A
                                   ... Buy a Contract............................... 21A
                                   ... Invest More Money............................ 21A
                                   ... Access My Money.............................. 21A
Transactions                       ... Change My Investment Choices................. 22A
                                   ... Change My Premium Allocations................ 22A
                                   ... Change My Annuity Date....................... 22A
                                   ... Change My Annuitant.......................... 23A
                                   ... Change My Beneficiary........................ 23A
                                   ... Transfer or Assign Ownership................. 23A
                                   ... Place a Telephone Request.................... 23A
                                   ... Cancel My Contract during the Free Look...... 23A
                                   ... Keep Track of My Investments................. 24A
                                   ... Start Receiving Annuity Payments............. 24A
                                   ... Report a Death............................... 25A
                                   Processing Dates................................. 25A
                                   Postponement of Payments......................... 26A


                                   More Information About...
                                   ... USAA Life.................................... 27A
                                   ... The Separate Account......................... 27A
Other Information                  ... The Funds.................................... 27A
                                   ... The Contract................................. 28A
                                   ... Charges and Deductions....................... 29A
                                   Tax Information.................................. 33A
                                   Financial Information............................ 36A
                                   Performance Information.......................... 38A
                                   Contents of Statement of Additional Information.. 44A


                                       4A

--------------------------
 INDEX OF IMPORTANT TERMS
--------------------------

Term                                                                        Page
----                                                                        ----
Accumulation Unit........................................................... 16A
Annuitant...................................................................  9A
Annuity Date................................................................  8A
Annuity Unit................................................................ 17A
Beneficiary.................................................................  9A
Contract....................................................................  3A
Contract Year............................................................... 15A
Distribution Option......................................................... 16A
Effective Date..............................................................  8A
Fixed Annuity Payments...................................................... 17A
Fixed Fund Account.......................................................... 14A
Fixed Fund Account Value.................................................... 15A
Free Look Period............................................................  6A
Funds.......................................................................  3A
General Account............................................................. 14A
Nonqualified Plan...........................................................  8A
Proof of Death.............................................................. 25A
Qualified Plan..............................................................  8A
Variable Annuity Payments................................................... 17A
Variable Fund Accounts...................................................... 12A
Variable Fund Account Value................................................. 16A


                                      5A                       CONTRACT FEATURES

-------------------------
THE CONTRACT AT A GLANCE
-------------------------

The following is a snapshot of the Contract. Please read the remainder of this Prospectus for more information.

========================================================================================================
Flexible Payments     You can purchase a Contract with as little as $1,000. You can add to your
                      Contract as often and as much as you like, but each payment must be at least
                      $100.  You must maintain a minimum account size of $1,000.  In summary:

                             Minimum initial payment:              $1,000
                             Minimum subsequent payment:           $  100
                             Minimum account size:                 $1,000

                      Lower minimums apply to United Services Automobile Association ("USAA")
                      employees and Contracts held in IRA and other tax-qualified plans.
--------------------------------------------------------------------------------------------------------
Free Look             You may cancel your Contract within 10 days of receipt (or a longer period depending on where you reside) ("Free Look Period"). Your initial premium payment allocated to any of the Variable Fund Accounts is invested in the
                      Vanguard Money Market Portfolio Variable Fund Account during the Free Look
                      Period plus 5 calendar days.  (See "Processing Dates - Special Processing"
                      in this Prospectus.)
--------------------------------------------------------------------------------------------------------
Expenses              You will bear the following expenses:
                        .   .75% total separate account annual fees (as a percentage of average net
                        .   assets)
                        .   $30 annual contract maintenance charge
                        .   No charge for withdrawals from any Variable Fund Account
                        .   0% to 7% range of charges for withdrawals from the Fixed Fund Account
                        .   State premium tax (if your state imposes one)
                     In addition, total Fund annual expenses range from .16% to 1.18% (as a percentage of net assets).
--------------------------------------------------------------------------------------------------------
Special Services     For your convenience, we offer these special services:
                        .   Automatic Payment Plan
                        .   Dollar Cost Averaging Program
                        .   Systematic Withdrawal Program
--------------------------------------------------------------------------------------------------------
Investment          The Contract offers 19 investment choices including:
Choices                 .   1 Fixed Fund Account (guaranteed to earn at least 3% interest)
                        .   18 Variable Fund Accounts investing in mutual fund portfolios managed by these professional money managers:
                             .   USAA Investment Management Company ("USAA IMCO")
                             .   The Vanguard Group, Inc. ("Vanguard Group")
                             .   Fidelity Management & Research Company ("Fidelity Management")
                             .   Zurich Scudder Investments, Inc. ("Zurich Scudder")
                             .   Fred Alger Management, Inc. ("Alger Management")
                             .   Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley")
                             .   Granahan Investment Management, Inc. ("Granahan Investment")
                             .   Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
                             .   Schroder Investment Mgmt. North America Inc. ("Schroder Investment")
                             .   Wellington Management Company, LLP ("Wellington Management")
========================================================================================================


CONTRACT FEATURES                      6A

=========================================================================================================
Investment Performance  To find out current rates being paid on the Fixed Fund Account, call us at
                        1-800-531-2923.  To find out how the Variable Fund Accounts have performed, please refer to "Performance Information."  You can obtain more current information by calling the toll-free USAA Touchline(R) at
                        1-800-531-5433 or by visiting us online at usaa.com.
---------------------------------------------------------------------------------------------------------
Annuity Benefits        You can choose from a variety of annuity payment options:
                          .   5 fixed annuity payment options
                          .   3 variable annuity payment options
                          .   1 systematic withdrawal option
---------------------------------------------------------------------------------------------------------
Death Benefits          If you die before annuity payments begin, we will pay a death benefit that is the greater of:
                          .  the value of your Contract ("Contract Value") on the date we receive proof of death, or
                          .  total premiums paid less withdrawals and premium taxes.

                        If you die on or after the day annuity payments begin, your Beneficiary may or may not receive death benefits, depending on the annuity payment option you selected.
---------------------------------------------------------------------------------------------------------
Transfers               You may transfer your money among your investment choices up to 6 times
                        per Contract Year.*   You must transfer at least $100 or, if less, the
                        remaining balance in the Fixed or Variable Fund Account from which you are transferring.  You may incur a charge if you transfer money from the Fixed
                        Fund Account.  (See "How Do I Change My Investment Choices?")

                        *As part of the Fund substitutions effective on May 1, 2001, you may freely transfer your money among the available Variable Fund Accounts and from the Variable Fund Accounts to the Fixed Fund Account without its counting against your annual transfer limit, and free of transfer charges until June 30, 2001.
---------------------------------------------------------------------------------------------------------
Withdrawals             You may withdraw some or all of your money at anytime before annuity payments begin. The minimum amount you may withdraw is $500, or, if less, the remaining balance in the Fixed or Variable Fund Account from which you are withdrawing.  A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old.  A withdrawal charge may apply if you withdraw money from the Fixed Fund Account. (See "How Do I Access My
                        Money?")
=========================================================================================================

                                      7A                CONTRACT FEATURES

----------------------
HOW THE CONTRACT WORKS
----------------------

The Contract basically works in two ways.

1st, the Contract can help you save for retirement because you can invest in up to 19 investment choices and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins when you buy a Contract (we call this the "Effective Date") and continues to the date you begin receiving annuity payments (we call that the "Annuity Date"). During the Accumulation Phase, if you invest in the Fixed Fund Account, you will earn a fixed rate of interest (not less than 3%) that we declare periodically. If you invest in the Variable Fund Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

2nd, the Contract can help you plan for retirement because you can use it to receive retirement income for life, or for a pre-set number of years, by selecting one of the annuity payment options described under "Annuity Benefits -Distribution Options." You do this during what we call the "Distribution Phase" of the Contract. The Distribution Phase is the period beginning on and continuing after the Annuity Date. During the Distribution Phase, if you select a fixed annuity payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable annuity payment option, based on up to 4 of the Variable Fund Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds.

You can use the Contract with a "Nonqualified Plan" or a "Qualified Plan."
       . A Nonqualified Plan is a retirement plan that permits deferral of federal income tax on earnings.
       . A Qualified Plan is a personal retirement savings plan, such as an individual retirement annuity ("IRA") or tax-sheltered annuity ("TSA") that permits (1) money to be contributed on a pre-federal income tax basis, and (2) deferral of federal income tax on earnings.

The timeline below illustrates how you might use your Contract.

Effective         Accumulation
Date                 Phase              Annuity Date                Distribution Phase
----------------------------------------------------------------------------------------------------------
             You save for retirement

You buy                              You start receiving    You can receive      Or you can receive
a Contract                           annuity payments or    annuity payments     annuity payments
                                     receive a lump sum     for a set period     for as long as you live
                                     payment

CONTRACT FEATURES                      8A

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. That means it is up to you to select or change (to the extent permitted):
    .   the investment choices during the Accumulation and Distribution Phases;
    .   the amount and timing of your premium payments and withdrawals;
    .   the special services you want to use to invest or withdraw money;
    .   the annuity payment option you want to use to receive retirement income;
    . the annuitant(either yourself or someone else) on whose life the annuity payments will be based ("Annuitant");
    . the beneficiary or beneficiaries who will receive the benefits that the Contract provides when you or the Annuitant dies ("Beneficiaries"); and
    .   any other rights that the Contract provides.

If you die, the Annuitant or Beneficiary will exercise the rights and privileges
provided by the Contract.  (See "More Information About - The Contract.")   In
addition, if you die before the Annuity Date, we will pay a death benefit to your Annuitant or Beneficiary according to the Contract.

Please call us at 1-800-531-4265 (456-9061 in San Antonio) if you have any question about how the Contract works.

--------
EXPENSES
--------

The table below lists the expenses that you will bear directly or indirectly under the Contract. The table does not show premium taxes imposed by the state where you reside. For more information about Separate Account expenses, see "More Information About - Charges and Deductions." For more information about Fund expenses, see the prospectuses for the Funds.

Transaction Expenses
--------------------
     Sales Load Imposed on Premium Payments                  None
     Deferred Sales Load                                     None
     Withdrawal Fee for Variable Fund Account                None
     Withdrawal Fee for Fixed Fund Account/(1)/              0%-7%
     Transfer Fee/(1)/                                       None

Annual Contract Fee
-------------------

Contract Maintenance Charge/(2)/                              $30

Separate Account Annual Expenses (as a percentage of average net assets)
--------------------------------
Mortality and Expense Risk Charge/(3)/                        .65%
Administrative Expense/(3)/                                   .10%
                                                             ----
Total Separate Account Annual Expenses/(3)/                   .75%
                                                             ====


/1/ We may deduct a charge of up to 7% from transfers or withdrawals from the Fixed Fund Account depending upon how long the money transferred or withdrawn has been on deposit with us. (See "Fixed Fund Account Withdrawal Charge.")

/2/ Applies annually during the Accumulation Phase.

/3/ Applies only to the Variable Fund Accounts.


                                                               CONTRACT FEATURES


                                      9A

Annual Expenses of the Funds (as a percentage of average net assets)/(4)/
----------------------------

-----------------------------------------------------------------------------------------------------
                                                                     Other Expenses        Total Fund
                                               Management                After               Annual
 Name of Variable Fund Account                    Fees            Expense Reimbursement     Expenses
-----------------------------------------------------------------------------------------------------
USAA Life Growth and Income/(5)/                  .20%                    .15%                .35%

USAA Life Aggressive Growth/(5)/                  .50                     .20                 .70

USAA Life World Growth/(5)/                       .20                     .45                 .65

USAA Life Diversified Assets/(5)/                 .20                     .15                 .35

USAA Life Income/(5)/                             .20                     .15                 .35

Vanguard Diversified Value Portfolio/(6)/         .12                     .33                 .45

Vanguard Equity Index Portfolio/(7)/              .01                     .15                 .16

Vanguard Mid-Cap Index Portfolio/(6)/             .02                     .26                 .28

Vanguard Small Company Growth Portfolio/(7)/      .15                     .31                 .46

Vanguard International Portfolio/(7)/            .125                    .255                .380

Vanguard REIT Index Portfolio/(6)/                .05                     .42                 .47

Vanguard High Yield Bond Portfolio/(6)/           .06                     .20                 .26

Vanguard Money Market Portfolio/(7)/              .01                     .16                 .17

Fidelity VIP II Contrafund(R)
Portfolio/(6)(8)/                                 .57                     .09                 .66

Fidelity VIP Equity-Income Portfolio/(6)(8)/      .48                      .08                .56

Fidelity VIP III Dynamic Capital
 Appreciation Portfolio/(6)(9)/                   .57                     .61                1.18

Scudder VSI Capital Growth Portfolio              .46                     .03                 .49

Alger American Growth Portfolio                   .75                     .04                 .79
-----------------------------------------------------------------------------------------------------


/(4)/ The figures shown in the table are as of each Fund's most recently completed fiscal year. These expenses are reflected in the daily price of each Fund's shares.

/(5)/ USAA Life has agreed to reimburse the expenses of the USAA Life Investment Trust Funds that exceed, annually, .70% of the monthly average net assets of the Aggressive Growth Fund, .65% of the monthly average net assets of the World Growth Fund, and .35% of the monthly average net assets of each other Fund. We may stop assuming these expenses by giving the USAA Life Investment Trust 120 days advance notice. Absent our agreement to reimburse these expenses, the total Fund annual expenses of the USAA Life Growth and Income, Aggressive Growth, World Growth, Diversified Assets, and Income Funds for the 2000 fiscal year would have been: .40%, .76%, 83%, 60%, and 1.16%, respectively.

/(6)/ As of May 1, 2001, USAA Life made available Variable Fund Accounts investing in the Vanguard Diversified Value Portfolio, the Vanguard Mid-Cap Index Portfolio, the Vanguard REIT Index Portfolio, the Vanguard High Yield Bond Portfolio, the Fidelity VIP II Contrafund(R) Portfolio, the Fidelity VIP Equity-Income Portfolio and the Fidelity VIP III Dynamic Capital Appreciation Portfolio. As of May 1, 2001, USAA Life no longer offers Variable Fund Accounts investing in the Deutsche VIT Equity 500 Index Fund, the Deutsche VIT Small Cap Index Fund, the Deutsche VIT EAFE(R) Equity Index Fund, the USAA Life International Fund or the USAA Life Money Market Fund.

/(7)/ On May 1, 2001, USAA Life substituted shares of: (i) the Vanguard Equity Index Portfolio for shares of the Deutsche VIT Equity 500 Index Fund;
       (ii) the Vanguard Small Company Growth Portfolio for shares of the Deutsche VIT Small Cap Index Fund; (iii) the Vanguard International Portfolio for shares of the USAA Life International Fund and the Deutsche VIT EAFE/(R)/ Equity Index Fund; and (iv) the Vanguard Money Market Portfolio for shares of the USAA Life Money Market Fund.

/(8)/ The annual expenses of the Fidelity Variable Products Funds are without reimbursement or expense reductions. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying Fund prospectus for details.

/(9)/ The annual class operating expenses provided are based on estimated expenses.

CONTRACT FEATURES                     10A

Example:
The example below shows how much you would pay in expenses for each $1,000 of premium payment for each period shown if you assume:
    .  a $1,000 investment in a Variable Fund Account,
    .  a 5% annual return is earned,

    . you surrendered your Contract or chose to receive annuity payments at the end of each time period,
    . a $43,616 average Contract account size to express the $30 Contract Maintenance Charge as a percentage, and
    .  Fund expenses, after any expense reimbursement.

Please remember that you are looking at an example. Your actual expenses may be lower or greater than those shown. Please note there are no fees for withdrawals from a Variable Fund Account.

-----------------------------------------------------------------------------------------------------------------------------
Name of Variable Fund Account                                      1 yr.           3 yrs.           5 yrs.           10 yrs.
-----------------------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income                                         $12              $37             $ 64             $141

USAA Life Aggressive Growth                                          15               48               82              179

USAA Life World Growth                                               15               46               80              174

USAA Life Diversified Assets                                         12               37               64              141

USAA Life Income                                                     12               37               64              141

Vanguard Diversified Value Portfolio/(1)/                            13               40               69              152

Vanguard Equity Index Portfolio/(2)/                                 10               31               54              119

Vanguard Mid-Cap Index Portfolio/(1)/                                11               35               60              133

Vanguard Small Company Growth Portfolio/(2)/                         13               40               70              153

Vanguard International Portfolio/(2)/                                12               38               65              144

Vanguard REIT Index Portfolio/(1)/                                   13               41               70              154

Vanguard High Yield Bond Portfolio/(1)/                              11               34               59              131

Vanguard Money Market Portfolio/(2)/                                 10               31               54              120

Fidelity VIP II Contrafund/(R)/ Portfolio/(1)/                       15               45               78              172

Fidelity VIP Equity-Income Portfolio/(1)/                            14               43               74              163

Fidelity VIP III Dynamic Capital App. Portfolio/(1)/                 20               62              106              230

Scudder VSI Capital Growth Portfolio                                 13               41               71              155

Alger American Growth Portfolio                                      16               50               87              189
--------------------------------------------------------------------------------------------------------------------------


/(1)/ As of May 1, 2001, USAA Life made available Variable Fund Accounts investing in the Vanguard Diversified Value Portfolio, the Vanguard Mid-Cap Index Portfolio, the Vanguard REIT Index Portfolio, the Vanguard High Yield Bond Portfolio, the Fidelity VIP II Contrafund(R) Portfolio, the Fidelity VIP Equity-Income Portfolio and the Fidelity VIP III Dynamic Capital Appreciation Portfolio. As of May 1, 2001, USAA Life no longer offers Variable Fund Accounts investing in the Deutsche VIT Equity 500 Index Fund, the Deutsche VIT Small Cap Index Fund, the Deutsche VIT EAFE(R) Equity Index Fund, the USAA Life International Fund or the USAA Life Money Market Fund.

/(2)/ On May 1, 2001, USAA Life substituted shares of: (i) the Vanguard Equity Index Portfolio for shares of the Deutsche VIT Equity 500 Index Fund;
       (ii) the Vanguard Small Company Growth Portfolio for shares of the Deutsche VIT Small Cap Index Fund; (iii) the Vanguard International Portfolio for shares of the USAA Life International Fund and the Deutsche VIT EAFE(R) Equity Index Fund; and (iv) the Vanguard Money Market Portfolio for shares of the USAA Life Money Market Fund.


                                       11A                CONTRACT FEATURES

Accumulation Unit Data
-----------------------

The accumulation unit data for the Variable Fund Accounts appear under the heading "Financial Information" in this Prospectus.

-------------------
INVESTMENT CHOICES
-------------------

During the Accumulation Phase, you may select up to 19 investment choices, including 18 Variable Fund Accounts and our Fixed Fund Account. You may allocate your premium payments among the investment choices in amounts no smaller than 1/10 of 1%. Your total allocation of premium payment must equal 100%. During the Distribution Phase, you may base your annuity payments on any 4 Variable Fund Accounts and our Fixed Fund Account.

Variable Fund Accounts
----------------------

The Contract offers 18 Variable Fund Accounts. Each Variable Fund Account invests in a corresponding Fund. A brief description of the Funds appears below. More complete information, including a discussion of risks, appears in each Fund's prospectus. Please read each Fund prospectus carefully.

--------------------------------------------------------------------------------------------------------------------------
VARIABLE FUND ACCOUNT                       INVESTMENT OBJECTIVE                             INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------
USAA Life Growth and                  Capital growth and current income
Income
---------------------------------------------------------------------------------
USAA Life Aggressive                  Appreciation of capital                         USAA Investment Management Company
Growth                                                                                9800 Fredericksburg Road
---------------------------------------------------------------------------------     San Antonio, Texas 78288
USAA Life World Growth                Long-term capital appreciation
---------------------------------------------------------------------------------
USAA Life Diversified                 Long-term capital growth, consistent with
Assets                                preservation of capital and balanced by
                                      current income
---------------------------------------------------------------------------------
USAA Life Income                      Maximum current income without undue risk
                                      to principal
---------------------------------------------------------------------------------------------------------------------------
Vanguard Diversified                  Long-term growth of capital and a moderate      Barrow, Hanley, Mewhinney &
Value Portfolio                       level of dividend income                        Strauss, Inc.
                                                                                      One McKinney Plaza
                                                                                      3232 McKinney Ave.,  15/th/ Floor
                                                                                      Dallas, Texas 75204
---------------------------------------------------------------------------------------------------------------------------
Vanguard Equity Index                 Long-term growth of capital and income by       The Vanguard Group
Portfolio                             attempting to match the performance of a        P.O. Box 2600
                                      broad-based market index of stocks of           Valley Forge, Pennsylvania 19482
                                      large-size U.S. companies
---------------------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index                Long-term growth of capital by attempting       The Vanguard Group
Portfolio                             to match the performance of a broad-based       P.O. Box 2600
                                      market index of stocks of medium-size U.S.      Valley Forge, Pennsylvania 19482
                                      companies
---------------------------------------------------------------------------------------------------------------------------


CONTRACT FEATURES                     12A

--------------------------------------------------------------------------------------------------------------------------
VARIABLE FUND ACCOUNT       INVESTMENT OBJECTIVE                                   INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------
Vanguard Small Company      Long-term growth of capital                            Granahan Investment Management, Inc.
Growth Portfolio                                                                   275 Wyman Street
                                                                                   Waltham, Massachusetts 02154

                                                                                   Grantham, Mayo, Van Otterloo & Co. LLC
                                                                                   40 Rowes Wharf
                                                                                   Boston, Massachusetts  02110
--------------------------------------------------------------------------------------------------------------------------
Vanguard International      Long-term growth of capital                            Schroder Investment Management North
Portfolio                                                                          America Inc.
                                                                                   31 Gresham Street
                                                                                   London EC2V 7QA, England
--------------------------------------------------------------------------------------------------------------------------
Vanguard REIT Index         High level of income and moderate long-term growth     The Vanguard Group
Portfolio                   of capital                                             P.O. Box 2600
                                                                                   Valley Forge, Pennsylvania  19482
--------------------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond    High level of income                                   Wellington Management Company, LLP
Portfolio                                                                          75 State Street
                                                                                   Boston, Massachusetts  02109
--------------------------------------------------------------------------------------------------------------------------
Vanguard Money Market       Income while maintaining liquidity and a stable        The Vanguard Group
Portfolio                   share price of $1                                      P.O. Box 2600
                                                                                   Valley Forge, Pennsylvania  19482
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II             Long-term capital appreciation
Contrafund(R)
Portfolio, Initial Class
--------------------------------------------------------------------------------
Fidelity VIP                Reasonable income.  The Fund will also consider the
Equity-Income Portfolio,    potential for capital appreciation.  The Fund's goal   Fidelity Management & Research Company
Initial Class               is to achieve a yield which exceeds the composite      82 Devonshire Street
                            yield on the securities comprising the Standard &      Boston, Massachusetts 02109
                            Poor's 500 Index(SM) ("S&P 500(R)").
--------------------------------------------------------------------------------
Fidelity VIP III Dynamic    Capital appreciation
Capital Appreciation
Portfolio, Initial Class
--------------------------------------------------------------------------------------------------------------------------
Scudder VSI Capital         Maximize long-term capital growth                      Zurich Scudder Investments,Inc.
Growth Portfolio, Class                                                            Two International Place
A Shares                                                                           Boston, Massachusetts 02110
--------------------------------------------------------------------------------------------------------------------------
Alger American              Long-term capital appreciation                         Fred Alger Management, Inc.
Growth Portfolio                                                                   1 World Trade Center, Ste 9333
                                                                                   New York, New York 10048
--------------------------------------------------------------------------------------------------------------------------



USAA IMCO is a wholly owned indirect subsidiary of USAA.   Barrow Hanley, the
Vanguard Group, Granahan Investment, GMO, Schroder Investment, Wellington Management, Fidelity Management, Zurich Scudder, and Alger Management are not affiliated with USAA.

                                      13A        CONTRACT FEATURES

Fixed Fund Account
------------------

The Fixed Fund Account is not available to residents of Maryland, Massachusetts, Pennsylvania, Oregon, or Washington. Amounts invested in the Fixed Fund Account as well as amounts supporting fixed annuity payments are part of our general account ("General Account"). We have not registered the interests in the General Account with the SEC, nor have we registered the General Account with the SEC as an investment company. The staff of the SEC has not reviewed the disclosures in this Prospectus that relate to the Fixed Fund Account or fixed annuity payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.

The money that you invest in or transfer to the Fixed Fund Account during any month ("New Money") will earn interest at what we call the "New Money Interest Rate." We declare this rate of interest at the beginning of each month and it applies to all New Money that we receive that month. We credit the New Money Interest Rate through the end of the current calendar year in which you invest the New Money in the Fixed Fund Account.

The Contract Value in your Fixed Fund Account that is not attributable to New Money will earn interest at what we call the "Portfolio Interest Rate." We declare this rate of interest at the beginning of each calendar year for that year. We also may declare, before the beginning of each month, additional interest on all amounts in the Fixed Fund Account other than New Money.

We guarantee both the New Money Interest Rate and the Portfolio Interest Rate. These rates will never fall below a minimum effective annual rate of 3% (or higher rate, if required by state law).

The New Money Interest Rate may be higher or lower than the Portfolio Interest Rate. As a result, there may be occasions when you could earn a higher rate of interest by transferring amounts that are no longer subject to a withdrawal charge out of the Fixed Fund Account to a Variable Fund Account, and then transferring the amount back into the Fixed Fund Account. By so doing, the amount transferred would be considered New Money and would earn interest at the New Money Interest Rate, which could be higher than the Portfolio Interest Rate, for the remainder of the year in which the transfer occurred. You should be aware, however, that because any amounts transferred in this manner would be considered New Money, they would again be subject to the Fixed Fund Account Withdrawal Charge. (See "Charges and Deductions - Fixed Fund Account Withdrawal Charge.")

Our General Account assets support our obligations with respect to the Fixed Fund Account, and also support our obligations under other insurance contracts. We own the investments purchased with amounts allocated to the Fixed Fund
Account.   You have no legal rights in such investments.

-----------------
SPECIAL SERVICES
-----------------

To begin or end any of the special services described below, simply call us at 1-800-531-4265 or write to us at the address on the cover of this Prospectus. We will provide you with instructions and a copy of any forms you need to complete. During the Accumulation Phase, we may suspend, terminate, or modify the dollar cost averaging or systematic withdrawal programs by giving you 30 days advance notice. The suspension or termination of a program will not affect you if you are already in a program.

CONTRACT FEATURES                     14A

Automatic Payment Plan
----------------------

This plan allows you to make regular premium payments from your checking or savings account. We will automatically withdraw the amount you specify and invest it according to your instructions on file with us.

Dollar Cost Averaging Program
-----------------------------


This program allows you to regularly transfer money from one or more Variable Fund Accounts (for example, the Vanguard Money Market Portfolio Variable Fund Account) to your other investment choices. We will automatically transfer the amount or percentage you specify and invest it according to your instructions on
file with us.   The program does not permit transfers from the Fixed Fund
Account.  The program is available only during the Accumulation Phase.

To begin the program, you must have at least $5,000 in the Variable Fund Account from which you intend to transfer Contract Value. The minimum amount that you may transfer is $100, or, if less, the remaining balance of your investment in the Variable Fund Account from which you are transferring. You must schedule transfers over a period of at least 12 months at monthly, quarterly, or semiannual intervals.

Transfers under the program do not count toward your limit of 6 transfers per Contract Year. A "Contract Year" is the 12-month period following the Effective Date and each 12-month period thereafter.

Currently, there is no charge for this program. We reserve the right to suspend, terminate or modify the offering of the program.

Systematic Withdrawal Program
-----------------------------

This program allows you to withdraw pre-set amounts monthly, quarterly, semiannually, or annually from the Fixed and/or Variable Fund Accounts. We will withdraw the amounts you specify proportionately from all of your investment choices or only from the investment choices you specify. You may change the amount or frequency of withdrawals once each Contract Year.

You must have a minimum Contract Value of $20,000 to participate in the program ($5,000 if the Contract funds a Qualified Plan). The minimum amount you may withdraw from the Fixed or a Variable Fund Account is $250, or, if less, the remainder of the Account.


A withdrawal charge and federal income taxes and penalties may apply to your systematic withdrawals. (See "Charges and Deductions - Fixed Fund Account Withdrawal Charge" and "Tax Information.") You should seek the advice of a tax advisor before choosing this program.

Currently, there is no charge for this program. We reserve the right, however, to charge for this program during the Accumulation Phase of the Contract. We do not intend to profit from any such charge.

--------------------
YOUR CONTRACT VALUE
--------------------

Your Contract Value during the Accumulation Phase equals the sum of the values you have invested in the Fixed and Variable Fund Accounts.

Fixed Fund Account Value
------------------------

The value of your Contract in the Fixed Fund Account ("Fixed Fund Account Value") on any business day will equal:
     . the sum of premium payments you invested in the Fixed Fund Account; . plus accumulated interest;

                                      15A        CONTRACT FEATURES

     . plus any amounts transferred from the Variable Fund Accounts to the Fixed Fund Account;
     . less the Fixed Fund Account portion of any Contract Maintenance Charges; . less any withdrawals or transfers of value; and . less any applicable premium tax.

Variable Fund Account Value
---------------------------

We measure the value of your Variable Fund Accounts ("Variable Fund Account Value") using a unit of measure we call the "Accumulation Unit." When you invest in a Variable Fund Account, we credit your Contract with a number of Accumulation Units. Your Variable Fund Account Value on any business day will equal the number of Accumulation Units credited to you multiplied by the price of the Accumulation Unit on that date.

     Example:

     You pay us $6,000 in premium on Wednesday. You allocate the premium to the USAA Life Growth and Income Variable Fund Account. When the New York Stock Exchange closes that day, we determine that the value of an Accumulation Unit for that Variable Fund Account is $20. We then divide your $6,000 payment by $20 and credit your Contract with 300 Accumulation Units.

We calculate the value of an Accumulation Unit ("Accumulation Unit Value") for each Variable Fund Account after the New York Stock Exchange closes each business day based on the formula below. To receive a quotation of daily Accumulation Unit Values, call us at 1-800-531-4265.

To calculate the Accumulation Unit Value of a Variable Fund Account each business day, we:
     . calculate the change in market value from the previous day for the underlying Fund.
     . subtract insurance charges such as mortality and expense risk charge and administrative charge.
     .  add or subtract the result to the prior day's Accumulation Unit Value.

Minimum Contract Value
----------------------

If your Contract Value during the Accumulation Phase is less than $1,000 and we haven't received premium payments for 2 years, we may cancel your Contract.
This minimum does not apply to Contracts issued in connection with Qualified Plans. We will notify you 30 days before we cancel your Contract. You will have an opportunity to satisfy the minimum requirement before we cancel your Contract. If we cancel your Contract, we will pay your Contract Value in a lump sum and we will have no further obligations.

-----------------
ANNUITY BENEFITS
-----------------

You may choose to receive annuity payments during the Distribution Phase. We will pay you according to the annuity payment option or "Distribution Option" you select. Payments will start on the Annuity Date and will continue for the period specified in the Distribution Option you select.

Annuity Date
------------

You select your Annuity Date when you apply for a Contract. If you are using your Contract as a Qualified Plan, the Annuity Date may not be later than the date required by federal income tax law. (See "Tax Information.") If you are using your Contract as a Nonqualified Plan, the Annuity Date may not be later than the Annuitant's 95/th/ birthday. The Annuity Date must also be at least 6 months after the Effective Date of your Contract, unless we choose to waive this requirement. You may change the Annuity Date by submitting a written request, at least 30 days before the Annuity Date.

CONTRACT FEATURES                    16A

Types of Annuity Payments
-------------------------

You may choose:
     .  fixed annuity payments,
     .  variable annuity payments,
     . a combination of fixed and variable annuity payments, or . systematic withdrawals.

"Fixed annuity payments" are monthly payments of fixed amount that we guarantee for the dollar amount and number of years that you choose. "Variable annuity payments" are monthly payments that vary in amount, depending on the performance of the Variable Fund Accounts you select. We do not guarantee the amount of variable annuity payments.

Amount of Annuity Payments
--------------------------

The amount of your first annuity payment, whether fixed or variable, will depend on the amount of Contract Value you apply to your choice of a Distribution Option.

If you choose a fixed annuity payment, the type of Distribution Option you choose will determine the amount of each fixed annuity payment. Your Contract contains tables showing examples of the monthly annuity payment that you would receive for each $1,000 of Contract Value you apply to each of the Distribution Options.

If you choose a variable annuity payment, we will calculate your first annuity payment using the amount of Contract Value you decide to apply and the
Distribution Option table of the option you choose.   We will use a unit of
measure called an "Annuity Unit" to determine your subsequent payments.    The
amount of each subsequent variable annuity payment will equal the product of:
     . the number of Annuity Units credited to you multiplied by . the value of each Annuity Unit ("Annuity Unit Values").

Number of Annuity Units. When you apply your Contract Value to a Distribution Option, we credit you with a number of Annuity Units for each Variable Fund Account that you selected. To determine the number of Annuity Units to credit you, we divide the amount of your first variable annuity payment by the Annuity Unit Values of each Variable Fund Account on the business day we determine the
first payment.   The number of Annuity Units for each Variable Fund Account will remain constant thereafter. Your subsequent variable annuity payments will vary as the Annuity Unit Value for each Variable Fund Account changes from month to month.

Annuity Unit Values. To determine the Annuity Unit Values of each Variable Fund Account on a given business day, we take the previous day's Values and adjust them to reflect:

     . the performance of the corresponding Funds (including any dividends or capital gain distributions);
     . any charges or credits for any income or other taxes relating to the Variable Fund Account operation;
     .  Separate Account charges; and
     . an assumed annual rate of return of 3% on the Variable Fund Accounts (we call this the "3% assumed rate"). If the actual performance of a Variable Fund Account for the month is at an annual rate that exceeds the 3% assumed rate, your annuity payments will increase. Conversely, if the actual performance is at an annual rate below the 3% assumed rate, your annuity payment will decrease.

                                      17A        CONTRACT FEATURES

Distribution Options
--------------------

The Contract offers 6 Distribution Options ("Options"). You may receive payments under other options, including a lump sum, that you and we agree upon in writing. Also, we may, at our option, offer more favorable Distribution Options in the future. Once annuity payments have begun, you may not change your Distribution Option. However, if you are receiving variable annuity payments under a Distribution Option that is not based on the life of the Annuitant, you may receive a lump sum payment equal to the present value of any future variable annuity payments remaining under that Distribution Option. The lump sum payment will be determined by discounting the value of future payments at a rate of 3%.

If you want to receive fixed annuity payments, you may select any one of the Options 1 through 5. If you want to receive variable annuity payments, you must select Option 1, 2, or 3. Option 6 provides for systematic withdrawals out of the Fixed Fund Account and/or Variable Fund Accounts. A Fixed Fund Account withdrawal charge may apply under Option 6.


Please note that, although Distribution Options 1, 2, and 3 are designed to provide annuity payments for life, electing these Options on a variable annuity basis involves investment risks. If the investment performance of the Variable Fund Accounts you select is poor, the amount of future annuity payments could fall substantially, possibly to zero.

------------------------------------------------------------------------------------------------------------------
Option 1

Income Payments for             Annuity payments for as long as the Annuitant is alive.  Please note that the
Life                            Annuitant or other payee could receive only one annuity payment if the Annuitant dies before the second annuity payment.
------------------------------------------------------------------------------------------------------------------
Option 2

Income Payments for Life with   Annuity payments for a certain period of time even if the Annuitant dies before
a Certain Period Guaranteed     that period of time has expired.
------------------------------------------------------------------------------------------------------------------
Option 3

Joint and Survivor              Annuity payments for as long as the Annuitant or the Joint Annuitant is alive.
Life Income                     Please note that an Annuitant or other payee could receive only one annuity payment if both Annuitants die before the second annuity payment.  If one of these persons dies before the Annuity Date, the survivor becomes the sole Annuitant and may elect to receive any one or more of the other Distribution Options.
------------------------------------------------------------------------------------------------------------------
Option 4

Income for Specified Period     Equal payments for an agreed upon period of time (not longer than 30 years).  We determine the amount of each payment pursuant to an annuity payment table contained in the Contract.
------------------------------------------------------------------------------------------------------------------
Option 5

Income of Fixed Amount          A sum of money is transferred to us.  In exchange, we agree, pursuant to an annuity payment table contained in the Contract, to pay the specified amount of interest on the principal and to make periodic payments of a fixed dollar amount that is chosen for as long as the principal and interest earnings last.
------------------------------------------------------------------------------------------------------------------
Option 6

Systematic Withdrawals          Substantially equal monthly, quarterly, semiannual, or annual payments made over the life expectancy of the Annuitant or a shorter period of time.  (See "Special
                                Services - Systematic Withdrawal Program.")
-------------------------------------------------------------------------------------------------------------------

No partial or full withdrawals are permitted under Options 1 through 5 after the Annuity Date. If you are using this Contract to fund a Qualified Plan and if you are required to take distributions under federal income tax law, we offer a service to determine the minimum amount of distribution that you must take each year. You may arrange with us to have this amount distributed by systematic withdrawal.

CONTRACT FEATURES                     18A

---------------
DEATH BENEFITS
---------------

Death Benefits Prior to the Annuity Date
----------------------------------------


If you are the Contract owner as well as the Annuitant and you die before the Annuity Date, we will pay a death benefit to your Beneficiary. If you are the Contract owner but not the Annuitant and you die before the Annuity Date, we will pay a death benefit to the Annuitant, or the Beneficiary if the Annuitant does not survive you. If the Contract owner is a non-natural person such as a trust or corporation, please see the Special Rules for Non-Natural Owners below.


The death benefit is the greater of:
     . the Contract Value on the date we receive proof of death; or . the sum of the premium payments credited to the Contract, less the amount of any withdrawals and less any required premium tax.


After receiving proof of death, we will place the Contract Value in any of the Variable Fund Accounts into a fixed account earning interest as required by state law.

We will pay the death benefit in a lump sum. Instead of receiving the death benefit in a lump sum, the Beneficiary or the Annuitant, if entitled, may choose a Distribution Option.


If you are the Contract owner and you die before the Annuity Date, federal income tax law requires your death benefits to be paid out as follows:
     If you are also the Annuitant and
          . you did not designate a Beneficiary or no Beneficiary survived you, then full distribution to your estate must occur within 5 years after your death.
          .  the Beneficiary is your spouse, then your spouse may:
             * assume ownership as the Annuitant and defer distribution until the Annuity Date, or
             * receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.
          . the Beneficiary is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Beneficiary, or, in the alternative, full distribution must occur within 5 years after your death.
     If you are not the Annuitant and
                ---
          . the Annuitant is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Annuitant, or Beneficiary if the Annuitant does not survive you, or, in the alternative, full distribution must occur within 5 years after your death.
          .  the Annuitant is your spouse, your spouse may:
             * assume ownership as the Annuitant and defer distribution until the Annuity Date, or
             * receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.

Special Rules for Non-Natural Owners

If the Contract owner is a non-natural person such as a trust or corporation, federal income tax law requires a distribution when an Annuitant dies or changes. The Contract does not pay a death benefit in this situation. Instead, the Contract owner must surrender the Contract and fully withdraw the Contract Value within 5 years. Alternatively, the Contract owner can choose to annuitize the Contract within 1 year and begin receiving distributions over the life of the new Annuitant.

These distribution requirements do not apply if the non-natural person owns the Contract as an agent for a natural person. Please contact your tax or legal advisor about your specific situation.

                                      19A        CONTRACT FEATURES

Death Benefits On or After the Annuity Date
-------------------------------------------

Under current federal income tax law, if you are the Contract owner as well as the Annuitant and you die on or after the Annuity Date, any payment that remains under the terms of the Contract must continue at least as rapidly as before your death. To the extent that the Distribution Option then in effect provides for any benefits following the Annuitant's death, the Beneficiary may:

     . continue to receive the same payments as the Annuitant; or . if permitted under the Distribution Option, receive higher payments, but over a shorter period of time, than the Annuitant was receiving; or . if permitted under the Distribution Option, take full distribution of the remaining value at the Annuitant's death.

CONTRACT FEATURES                     20A

-------------
HOW DO I...?
-------------

 ...Contact USAA Life
   -----------------


You may contact USAA Life by calling us at 1-800-531-2923 (282-3460 in San Antonio) for sales or 1-800-531-4265 (456-9061 in San Antonio) for service or by writing to us at 9800 Fredericksburg Road, San Antonio, Texas 78288.

 ...Buy a Contract
   --------------

To buy a Contract, you must complete an application and submit it, along with your initial premium payment, to us at the address shown above. You must be of legal age and reside in a state where we are offering the Contract. The Contract is not available to you if you have attained the age of 85.

If a premium payment accompanies your application and it is complete, we will either accept it and issue a Contract to you, or reject it and return the premium payment, within 2 days after we receive it. If your application is not complete, or is incorrectly completed, we will ask you to complete it within 5 days after we receive it. If we do not receive a correctly completed application within this 5-day period, we will return your premium payment to you immediately, unless you consent to our retaining the premium payment until you complete the application. We will credit your initial premium payment within 2 business days after we receive the last information we need to process your application.

The current minimum initial and additional premium payments we accept are as follows:
           ----------------------------------------------------------
                                         Minimum            Minimum
           Type of Plan               Initial Premium      Subsequent
                                                            Premium
           ----------------------------------------------------------
           Nonqualified Annuity       $1,000*              $100*
           ----------------------------------------------------------
           IRA and SEP-IRA            $100                 $50*
           ----------------------------------------------------------
           SARSEP-IRA                 $25                  $25
           ----------------------------------------------------------
           TSA or ORP                 $50                  $50
           ----------------------------------------------------------
* Employees of any of the USAA Group of Companies who purchase the Contract may make an initial premium payment of $500 for Nonqualified Annuities, and minimum subsequent premium payments by payroll deduction in an amount not less than $25 for Nonqualified Annuities, IRAs and SEP-IRAs.

 ...Invest More Money
   -----------------

As long as your Contract Value does not fall below $1,000 (other than for Contracts issued as part of Qualified Plans), you need not make any more premium payments. You may, however, make subsequent premium payments at any time before the Annuity Date. Simply send us your subsequent premium payments at the address shown above. We will allocate them among the various Fixed and Variable Fund Accounts in the same way as the initial premium payment until you change your premium allocation. The minimum amount we will accept is shown in the table above.

 ...Access My Money
   ---------------

You may withdraw some or all of your money at any time during the Accumulation Phase. The minimum amount that you may withdraw is $500, or, if less, the remaining balance in the Fixed and/or Variable Fund Account from which you are withdrawing.

To withdraw money, simply contact us at 1-800-531-4265 or send us a written request. Unless you are withdrawing all of your Contract Value, you must specify the Fixed and/or Variable Fund Accounts that

                                      21A                TRANSACTIONS
you want to withdraw from.   If you do not specify the Variable Fund Accounts,
we will withdraw money proportionately from your Contract Value in each Variable Fund Account.


There is no charge for withdrawing money from a Variable Fund Account. However, we will deduct the $30 Contract Maintenance Charge if you withdraw all of your money from the Contract. We also may deduct a withdrawal charge from the amount you withdraw from the Fixed Fund Account. (See "Charges and Deductions - Fixed Fund Account Withdrawal Charge.") A 10% federal income tax penalty may apply if you withdraw money before age 59 1/2. You also will pay taxes on any earnings
that you withdraw.   For a discussion of tax aspects, see "Tax Information,"
below. You should seek the advice of a tax advisor before withdrawing money.

 ...Change My Investment Choices
   ----------------------------

During the Accumulation Phase, you may change your investment choices by transferring money among the Fixed and Variable Fund Accounts. There is no charge to transfer money from a Variable Fund Account, but money that you transfer from the Fixed Fund Account may be subject to a withdrawal charge. (See "Charges and Deductions - Fixed Fund Account Withdrawal Charge.")


As part of the Fund substitutions effective on May 1, 2001, you may freely transfer your money among the available Variable Fund Accounts and from the Variable Fund Accounts to the Fixed Fund Account without its counting against your annual transfer limit, and free of transfer charges until June 30, 2001. The other restrictions noted below will still apply during the Accumulation and Distribution Phases. Beginning July 1, 2001, all the restrictions noted below will apply.

The following restrictions apply during the Accumulation Phase:

     1.  You may make 6 transfers each Contract Year.
     2. The minimum amount of value that you may transfer from one Account to another is $100, or, if less, your total remaining Account balance.
     3. Your written or telephone request for a transfer must clearly state the amount to be transferred, the Fixed or Variable Fund Account from which it is to be withdrawn, and the Account to which it is to be credited.

During the Distribution Phase, the Annuitant or other payee may transfer Annuity Units among the Variable Fund Accounts (up to a maximum of 4 Variable Fund Accounts), or from a Variable Fund Account to a Fixed Annuity under the same Distribution Option previously in effect. There is no charge for such transfers. Transfers made during the Distribution Phase are subject to restriction 3 noted above, as well as the following restrictions:
     1. You may make up to 3 transfers per Contract Year from a Variable Fund Account to another Variable Fund Account or to a Fixed Annuity.
     2. You may not transfer from a Fixed Annuity to a Variable Annuity or to a new Distribution Option.
     3. The minimum amount that you may transfer from a Variable Fund Account is $100.
     4. Once you have transferred Annuity Unit Value to the Fixed Fund Account, it is locked in and cannot be transferred out.

We can terminate, suspend, or modify these transfer privileges without prior notice.

 ...Change My Premium Allocations
   -----------------------------

You may change the allocation of your subsequent premium payments at any time by calling us at 1-800-531-4265 or by sending us a written request. A request to change subsequent premium payment allocations will be effective with the first premium payment we receive on or after the business day we receive the request.

 ...Change My Annuity Date
   ----------------------

You may change the Annuity Date by sending us a written request at least 30 days before the Annuity Date.

TRANSACTIONS                          22A

------------
HOW DO I...?
------------

 ...Change My Annuitant
   -------------------

You may change your Annuitant by sending us a written request. We must receive your request at least 15 days before the Annuity Date. The change will take effect as of the business day we receive your request.

 ...Change My Beneficiary
   ---------------------

During the Annuitant's life, you may change your Beneficiary by sending a written request to us. The change will take effect as of the date you sign the request. If we make any payments before receiving your request to change the Beneficiary, we will receive credit against our obligations under the Contract.

 ...Transfer or Assign Ownership
   ----------------------------

You may transfer or assign ownership of the Contract, subject to legal restrictions. To transfer or assign ownership, you must notify us in writing. An assignment is not effective until we receive it at our address. We are not responsible for determining the validity of an assignment.

 ...Place a Telephone Request
   -------------------------

Simply call 1-800-531-4265 to:
     .    change your premium payment allocation,
     .    withdraw money, or
     .    transfer money among your investment choices.

We will ask you for your:
     .    name,
     .    USAA number or Contract number, and
     . Social Security number. We treat requests made by facsimile, telegraph, or other electronic transmission device as telephone requests, so please be sure to provide the same identifying information on those requests as well.

We will use reasonable procedures to confirm that instructions given by telephone are genuine, and only if we do not, will we be liable for any losses because of unauthorized or fraudulent instructions. In addition to asking you for identifying information, we record all telephone communications that concern purchases, redemptions or transfers. We also send confirmations of all transactions to the Contract owner's address. We may modify, suspend or discontinue this telephone transaction privilege at any time without prior notice.

 ...Cancel My Contract during the Free Look
   ---------------------------------------

You may return your Contract to us within the Free Look Period. If you return your Contract within the Free Look Period, we will give you a refund. We will refund any premium payment allocated to the Fixed Fund Account, plus the greater of:
     .    premium payments allocated to the Variable Fund Accounts, or
     . the value of the Variable Fund Accounts as of the day we receive your cancellation request plus any mortality and expense risk charge, administrative expense charge and any premium taxes that we have deducted.

We will void the Contract and treat it as if we had not issued it.

                                      23A                           TRANSACTIONS

------------
HOW DO I...?
------------

 ...Keep Track of My Investments
   ----------------------------

At least once each Contract Year, we will send you a statement of information about your Contract. The statement will show the number of Accumulation Units we recently credited to your Contract for each Variable Fund Account and the dollar value of the Accumulation Units. We may send you a statement more frequently. We also will send you semiannual reports for the Funds that correspond to the Variable Fund Accounts, periodic reports for the Separate Account, and any other information that the law requires us to send to you.


You may access information about your Contract 24-hours a day, 7 days a week through USAA's Touchline(R). USAA's Touchline(R) provides a fast, convenient way to find out:
     .    your total Contract Value,
     . a listing of Variable Fund Accounts and current Accumulation Unit Values, and
     .    your last payment and/or withdrawal.

You may access Touchline(R) by using your touch-tone phone and dialing 1-800-531-5433. You will need your USAA number or Social Security number and your USAA PIN (the unique personal identification number you use for all USAA Touchline(R) services and usaa.com or the last 4 digits of your Social Security number).


You now have access to monthly variable annuity fund performance information on our web site at usaa.com.

 ...Start Receiving Annuity Payments
   --------------------------------

To receive annuity payments, you must notify us in writing at least 30 days before the Annuity Date of:
     .    the Distribution Option you want to use to begin annuity payments;
     . the type of annuity payments you want (fixed, variable, a combination of fixed and variable annuity payments, or systematic withdrawals); and
     . if you want to receive variable annuity payments, the Variable Fund Accounts (up to 4) you want to use to fund your payments.

Once we have the necessary information, we will apply your Contract Value, less any required premium tax, to the Distribution Option that you have selected.

If you have not chosen a Distribution Option at least 30 days before the Annuity Date, we will apply your Contract Value, less any required premium tax, to Distribution Option 2, with monthly payments guaranteed for 10 years. In addition, we will apply any Fixed Fund Account Value to provide you with fixed annuity payments. Similarly, we will apply any Variable Fund Account Value to provide variable annuity payments funded from the same Variable Fund Accounts to which you have allocated your Contract Value as of the Annuity Date and in the
same proportions.   We will apply your Contract Value as of the end of the
business day immediately preceding the 10/th/ day before the Annuity Date.

If you have assigned your Contract, the amount due the assignee must be paid in a lump sum before we can determine or begin any annuity payments.

If at the time you want to begin annuity payments, your Contract Value is less than $2,000 or would provide a monthly distribution payment of less than $20 per month, we may cancel your Contract. In that event, we will pay the Annuitant the Contract Value in a lump sum and be released of any further obligations.

TRANSACTIONS                          24A

------------
HOW DO I...?
------------

 ...Report a Death
   --------------

To report a death, you (or someone else) must notify us in writing. Also, you (or someone else) must send "proof of death", which can be:
     .    a death certificate,
     .    a certified copy of a statement of death from the attending physician,
     . a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or
     .    any other proof that we find satisfactory.

We will not pay any death benefit unless we receive a written request and proof of death.

----------------
PROCESSING DATES
----------------

Generally, we will process the following transactions using the Fixed and Variable Fund Account Values (including Accumulation and Annuity Unit Values) computed on the business day that we receive your payment, request, notice, and/or other documents or information necessary to complete your transaction:
     .    premium payments;
     . transfers of money or Annuity Units among investment choices (including transfers in the dollar cost averaging program);
     . withdrawals of money (including withdrawals in the systematic withdrawal program); and
     .    death benefit claims.

If we receive your payment, request, etc. before 3 p.m. Central time on a business day, we will process your transaction using that day's Fixed and Variable Fund Account Values. If you miss the 3 p.m. deadline that day, we will process your transaction using the next business day's Fixed and Variable Fund Account Values.

In this Prospectus, we use the term "business day" to mean any day Monday through Friday when the New York Stock Exchange is open for regular trading.
The Exchange usually closes at 4 p.m. New York time (3 p.m. Central time) and is not open on federal holidays. Business day does not include:
     .    any day when the Funds do not compute the value of their shares; or
     . any day when we do not receive an order to purchase, withdraw, or transfer Accumulation Units or purchase or transfer Annuity Units.

Please keep in mind that we cannot process your telephone or written requests if you do not provide all of the information we need to complete the transaction. If the transaction requires you to notify us in writing, you must sign your written request.

                                      25A                           TRANSACTIONS

Special Processing
------------------


Initial Premium Payments

     . If your initial premium payment accompanies a completed application, we will credit your payment within 2 business days after we receive the payment and completed application.
     . If your initial premium payment accompanies an incomplete application, we will credit your initial premium payment within 2 business days after we receive the last information we need to process your application.
     . If you allocate any part of your initial premium payment to the Fixed
       Fund Account, we will credit it to that Account on the Effective Date.

     . If you allocate any part of your initial premium payment to any of the Variable Fund Accounts, we will credit it to the Vanguard Money Market Portfolio Variable Fund Account on the Effective Date. Your premium will remain in the Vanguard Money Market Portfolio Variable Fund Account for the Free Look Period plus 5 calendar days. On the business day immediately after the end of that period, we will allocate your initial premium payment, together with any subsequent premium payments that you have made, plus any earnings, to the Variable Fund Accounts as you directed on the application.

Initial Annuity Payments

To calculate the amount of the initial annuity payment, we use the Contract Value and Annuity Unit Values of the business day preceding the 10/th/ day before the Annuity Date.

------------------------
POSTPONEMENT OF PAYMENTS
------------------------

We will normally pay amounts withdrawn from a Contract within 7 days after we receive your written or telephone request. In addition, we will normally process your transactions using the Fixed or Variable Fund Account Values as of the business day we receive your request.

However, we may not be able to determine the value of the assets of the Variable Fund Accounts if:
     . the New York Stock Exchange is closed for other than customary weekends and holidays;
     . trading on the New York Stock Exchange is restricted; or . an emergency exists and it is not reasonably practicable to dispose of securities held in the Separate Account or determine their value.


In such cases, we may postpone the payment of withdrawal proceeds or defer acting upon a transfer request or any other transaction pertaining to the Separate Account. We also may postpone payments or defer such other transactions where the SEC permits us to do so for the protection of Contract owners. In addition, we will defer requests for withdrawals that would be derived from a premium payment made to us by a check that has not cleared the banking system, to the extent permitted by law at the time, until payment of the check has been honored.

We can defer the payment of a withdrawal from the Fixed Fund Account for up to 6 months from the business day we receive your written or telephone request.

TRANSACTIONS                        26A

-------------------------
MORE INFORMATION ABOUT...
-------------------------

 ...USAA Life
   ---------


USAA Life is a Texas insurance company organized in 1963. We are principally engaged in writing life insurance policies, annuity contracts and health
insurance policies.   We are authorized to transact insurance business in all
states of the United States (except New York) and the District of Columbia. On a consolidated basis prepared in accordance with Generally Accepted Accounting Principles ("GAAP"), we had total assets of $8,679,299,000 on December 31, 2000. We are a wholly owned subsidiary of USAA, a diversified financial services
organization.   Our Home Office is 9800 Fredericksburg Road, San Antonio, Texas
78288.

As of the date of this Prospectus, both we and USAA held the highest ratings from A.M. Best Company (A++ Superior) and Standard & Poor's Corporation (AAA Superior). Both we and USAA also held the second-highest and highest ratings (AA1 Excellent and Aaa Exceptional), respectively, from Moody's Investors Service. The ratings published by these independent financial rating agencies serve as measurements of an insurer's financial condition. The ratings are based on an evaluation of many factors, including:
     . profitability,
     . asset quality,
     . adequacy of reserves,
     . capitalization, and
     . management practices.

These ratings are not a rating of investment performance that our customers have experienced or are likely to experience in the future.

 ...The Separate Account
   --------------------


We own the assets of the Separate Account. These assets are the shares in the underlying Funds. The Separate Account is a segregated asset account under Texas law. That means we account for the Separate Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Contract liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. The Separate Account consists of 18 Variable Fund Accounts, each of which invests in a corresponding Fund.

 ...The Funds
   ---------

Substitution of Funds


If the shares of any Fund should no longer be available for investment by the Separate Account, or if in our judgment it would be consistent with the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. In most cases, a substitution of shares of any Fund would require prior approval of the SEC. We also may add new Variable Fund Accounts that invest in additional mutual funds.

Dividends and Capital Gain Distributions


Any dividends or capital gain distributions paid on a Fund's shares are automatically reinvested in additional shares of the Fund at the net asset value of the Fund's shares on the date payable. Dividends and distributions lower the net asset value of each share of the corresponding Fund, other than the Vanguard Money Market Portfolio, but also increase the number of outstanding shares of the Fund. This means the overall value of the Fund remains unchanged for any dividends or distributions. Your value in the corresponding Variable Fund Account also does not change as a result of any dividends or distributions.

                                      27A                  OTHER INFORMATION

Voting Privileges

Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Separate Account in accordance with instructions that we receive from Contract owners entitled to give such instructions. The persons entitled to give voting instructions and the number of shares that a person has a right to instruct will be determined based on Variable Fund Account Values as of the record date of the meeting.


We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine, based on SEC rules or other authority, that we may vote such shares ourselves in our own discretion. None of the Funds holds regular shareholder meetings.

Special Considerations


The Funds managed by Barrow Hanley, the Vanguard Group, Granahan Investment, GMO, Schroder Investment, Wellington Management, Fidelity Management, Zurich Scudder, and Alger Management offer shares to separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies. The Funds managed by USAA IMCO offer shares only to our separate accounts to fund benefits under the Contracts and the variable life insurance policies that we offer. The boards of directors or trustees of these Funds monitor for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict.

To eliminate a conflict, a Fund's board of directors or trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


 ...The Contract
   ------------

Our obligations arising under the Contracts are general corporate obligations. We have the responsibility for administration of the Contracts. Among other things, this responsibility includes application and premium processing, issuing the Contracts, and maintaining the required Contract owner's records.

Our affiliate, USAA IMCO, is the principal underwriter of the Contracts. USAA IMCO has agreed to offer the Contracts for sale and distribution through certain of its registered representatives who are also qualified life insurance agents employed by USAA Life. USAA IMCO also will provide certain administrative services to USAA Life.

Contract Agreement

The Contract and the application form the entire agreement between you and USAA Life. We will consider statements in the application to be representations and not warranties. Only an officer of the Company has authority to:
     . waive a provision of the Contract, or
     . agree with you to changes in the Contract, and then only in writing.

We reserve the right to change the Contract to comply with all federal and state laws that apply to variable annuity contracts. Among other things, we may conform the terms of the Contract to reflect any changes in the federal tax laws so that the Contract will continue to qualify as an annuity contract.

OTHER INFORMATION                     28A

Contract Owner

The rights and privileges of the Contract belong to the Contract owner during the Annuitant's lifetime. The Contract owner is the Annuitant unless the application designates a different Contract owner, and we have approved. If the Contract owner and the Annuitant are different persons and the owner dies either before or after the Annuity Date, then the rights and privileges of ownership will vest in the Annuitant, or the Beneficiary if the Annuitant does not survive the owner. If the Annuitant is the Contract owner and dies, then the rights and privileges of ownership will vest in the Beneficiary.


Annuitant

The Annuitant must be a natural person. The maximum age of the Annuitant on the Annuity Date is age 95. If an Annuitant who is not the Contract owner dies before the owner prior to the Annuity Date, then the Beneficiary becomes the Annuitant, unless the Contract owner designates another Annuitant by written request. An Annuitant who is not the Contract owner has no rights or privileges prior to the Annuity Date. When a Distribution Option involving life contingencies is elected, the amount payable as of the Annuity Date is based on the age and sex (where permissible) of the Annuitant, as well as the Distribution Option chosen and the Contract Value.


Beneficiary


The Beneficiary is the person, persons or entity named in the application who may be entitled to receive any Contract benefits that we provide upon the Contract owner's or Annuitant's death. A contingent Beneficiary may be named to receive any Contract benefits which are payable in the event the Beneficiary does not survive the Owner prior to the Annuity Date or the Annuitant after the Annuity Date. If the Beneficiary dies while receiving annuity payments, we will pay any remaining payments due to the Beneficiary's estate.

Unless otherwise provided, we will pay benefits as follows:
     . If two or more Beneficiaries have been named, we will pay all benefits in equal shares to those living at the time of the Annuitant's death; and

     . If no Beneficiary survives the Owner prior to the Annuity Date or the Annuitant after the Annuity Date, we will pay benefits to the Annuitant's estate.

 ...Charges and Deductions
   ----------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

Premium Taxes

We will deduct any premium taxes or other similar assessments that states, municipalities or other governmental entities may impose. Premium taxes currently imposed range from 0% to 3.5%. We will deduct these charges from your Contract Value either when we receive the premium payment or when annuity payments start, as required by state law. The amount of any premium tax charge will depend on your state of residence. You may not deduct any premium tax charge on your federal income tax return.

Contract Maintenance Charge

We will deduct a $30 Contract Maintenance Charge from your Contract Value on each Contract anniversary. If you surrender your Contract, we will deduct the entire Contract Maintenance Charge for that year. We will deduct the charge proportionately from your investment in the Fixed and Variable Fund Accounts.

We will not deduct this charge:
     . once you have elected to receive annuity payments under the Contract, . from death benefits paid on the death of a Contract owner or Annuitant, . from a lump sum payment in lieu of annuitization, or . upon termination due to insufficient Contract Value.

                                      29A


                                                               OTHER INFORMATION

Administrative Expense Charge


We assess each Variable Fund Account a daily charge at an annualized rate of .10% of the average daily net assets of each Variable Fund Account.

This charge, along with the Contract Maintenance Charge, reimburses us for the expenses we incur in the issuance and maintenance of the Contracts and each Variable Fund Account. These expenses include, but are not limited to:
     . preparation of the Contracts, confirmations, periodic reports and statements;
     . maintenance of the Contract owner's records;
     . maintenance of the Separate Account records;
     . administrative personnel costs, mailing costs, data processing costs, legal fees,
     . accounting fees, filing fees, the costs of other services necessary for
       Contract owner servicing; and
     . all accounting, valuation, regulatory and reporting requirements.

We do not intend to profit from this charge. Should this charge prove to be insufficient, we will not increase this charge (or the Contract Maintenance Charge) and we will bear the loss.


Alger Management or its affiliates reimburses us for the cost of administrative services that we provide to the Fund it manages as an investment choice under the Contracts. Compensation is paid out of fee earnings, based on a percentage of the Fund's average net assets attributable to a Contract.

Mortality and Expense Risk Charge

To compensate us for assuming mortality and expense risks, we assess each Variable Fund Account a daily charge at the annualized rate of .65% of the average daily net assets of each Variable Fund Account attributable to the Contracts. This charge consists of approximately .40% for mortality risks and
 .25% for expense risks.  We assume mortality risks:
     . by our contractual obligation to make annuity payments after the Annuity
       Date for the life of the Annuitant based on annuity rates guaranteed in the Contracts under Distribution Options that involve life contingencies; and
     . by our contractual obligation to pay a death benefit upon the death of an Annuitant or Contract owner prior to the Distribution Phase.

The expense risk we assume is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.

We guarantee the Mortality and Expense Risk Charge. We cannot increase it. If the Mortality and Expense Risk Charge is insufficient to cover the actual costs associated with the Contracts, we will bear the loss. Conversely, if the amount deducted proves more than sufficient, the excess will be our profit. We expect to profit from this charge.

Income Taxes

We reserve the right to charge for federal income taxes that may be incurred by the Separate Account. This charge applies only to the Variable Fund Accounts under this Contract.

Expenses of the Funds

Expenses paid out of the assets of the Funds are described in detail in the accompanying prospectuses for the Funds.

OTHER INFORMATION                  30A

Transfer Fee


We do not charge a fee for transfers among the Variable Fund Accounts, or for transfers from a Variable Fund Account to the Fixed Fund Account. Six transfers are allowed per Contract Year. (See "How Do I Change My Investment Choices.") Transfers from the Fixed Account to a Variable Fund Account may be subject to a withdrawal charge. (See "Fixed Fund Account Withdrawal Charge," below.)

Fixed Fund Account Withdrawal Charge

We will deduct a charge from some premium payments or other payments withdrawn or transferred from the Fixed Fund Account. In setting interest rates for the Fixed Fund Account, we take numerous factors into account, including the length of time that we expect Owners to leave funds in the Fixed Fund Account. Generally speaking, a high degree of Contract owner "persistence" in the Fixed Fund Account tends to enable us to declare higher rates of interest than we otherwise could. The Fixed Fund Account Withdrawal Charge is intended to promote such persistence and to compensate us for costs we may incur if persistence is less than we estimate.

The Fixed Fund Account Withdrawal Charge is a percentage of the net amount of any premium payment or transfer into the Fixed Fund Account (collectively, "Payments") that is subsequently withdrawn or transferred. The percentage will depend on how many years have passed since the Payment being withdrawn or transferred was credited to the Fixed Fund Account, according to the following schedule:

                 ------------------------------------------------
                    Number of Years                  Charge
                 ------------------------------------------------
                      less than 1                      7%
                 ------------------------------------------------
                           1                           6%
                 ------------------------------------------------
                           2                           5%
                 ------------------------------------------------
                           3                           4%
                 ------------------------------------------------
                           4                           3%
                 ------------------------------------------------
                           5                           2%
                 ------------------------------------------------
                           6                           1%
                 ------------------------------------------------
                       7 or more                       0%
                 ------------------------------------------------

The Fixed Fund Account Withdrawal Charge does not apply to the Variable Fund Accounts.

In determining the charge, we consider a year to be a period of 365 days unless a leap year is involved. In addition, we treat Payments that you withdraw or transfer on a first-in first-out ("FIFO") basis. This means the earliest Payments will be considered withdrawn first and before any earnings are deemed to be withdrawn. We calculate the Fixed Fund Account Withdrawal Charge separately for each Payment into the Fixed Fund Account. We will calculate the Fixed Fund Account Withdrawal Charge in accordance with applicable state law. Please refer to your Contract for more information.

The Fixed Fund Account Withdrawal Charge will not apply:
     . to payments of death benefits prior to the Annuity Date.

     . to payments made via a Distribution Option in lieu of a lump sum.

     . upon termination of a Contract due to insufficient Contract Value.
     . to any Payment received at least 7 years prior to the requested date of . withdrawal or transfer and that has not been previously withdrawn or transferred.
     . to the amount of any interest earned on the amount of your Payments into the Fixed Fund Account.
     . to withdrawals or transfers during any Contract Year of up to 15% of the value of the Payments that have been made to the Fixed Fund Account during the 7 years preceding the requested date of a withdrawal or transfer ("15% Free Withdrawal Amount"). Unused portions of this 15% Free Withdrawal Amount are not carried forward to future Contract Years.

                                      31A               OTHER INFORMATION

                      This page left blank intentionally.


OTHER INFORMATION                     32A

---------------
TAX INFORMATION
---------------


We base this discussion of taxes on current federal income tax law and interpretations. Congress has in the past changed and may again in the future change the tax treatment of annuities. Additionally, the Treasury Department and the Internal Revenue Service may issue new or amended regulations or other interpretations of that law. The courts may also interpret the law. These changes could affect you retroactively. The following is for general information purposes only and should not be construed as legal, tax or investment advice. You should consult a qualified tax advisor for tax advice about the Contracts.


This discussion does not address state or local tax, estate and gift tax, or social security tax consequences of the Contracts, and the applicable tax laws of your state may differ from the federal laws.


Nonqualified Contracts
----------------------


The following discussion applies to Nonqualified Contracts purchased outside of tax-qualified retirement programs.


Increases in Value

General Rule. Generally, Section 72 of the Internal Revenue Code of 1986, as amended, ("Code") governs the federal income taxation of annuities. If you are a natural person, you will not be taxed currently on increases in your Contract's Fixed Fund Account Value or Variable Fund Account Value.


Owners Other Than Natural Persons. If you are not a natural person, such as a corporation, the Code taxes you currently on increases in a contract's Fixed Fund Account Value or Variable Fund Account Value. The Code also contains exceptions to this rule.

Diversification. The Code and underlying Treasury Regulations set forth requirements for investment diversification that each Variable Fund Account must meet. Generally, a Variable Fund Account will satisfy these requirements if its corresponding Fund satisfies them. A Fund's failure to meet the diversification requirements will subject the Contract owner that invests in a Variable Fund Account corresponding to that Fund to current taxation on any increases in the Contract's Fixed Fund Account Value and Variable Fund Account Value for the period of such diversification failure, and any subsequent period.

Contract Owner Control. The Treasury Department has stated that it may issue guidelines that limit a Contract owner's control of investments underlying a variable annuity. If a Contract failed to meet those guidelines, you would be taxed on the Contract's current income. The Treasury Department has said informally that those guidelines may limit the number of investment funds and the frequency of transfers among those funds. The issuance of such guidelines may require us to limit your right to control the investment. The guidelines may apply only prospectively, although they could apply retroactively if they do not reflect a new Treasury Department position.

Withdrawals During the Accumulation Phase

During the Accumulation Phase, you will be taxed on partial and full withdrawals from a Nonqualified Contract to the extent of any income in the Contract. Income in the Contract equals income earned on previous premium payments. The amount of any partial or full withdrawal exceeding income in the Contract is not taxable. We combine all Contracts we have issued to you in the same calendar year in determining the amount of any withdrawal that is includible in your income for tax purposes.

Assignments

An assignment of a Nonqualified Contract will receive the same tax treatment as a full withdrawal, discussed immediately above.

                                      33A



                                                               OTHER INFORMATION

Distributions During the Distribution Phase

During the Distribution Phase, each annuity payment from a Nonqualified Contract is taxable in part and nontaxable in part. You calculate the nontaxable part first.

For fixed annuity payments, the nontaxable part of each payment is the product of (1) the amount of the payment times (2) the ratio of (a) the investment in the Contract to (b) the total value of expected payments. Investment in the Contract is the total of all your premium payments less any previous distributions that were not included in your income.

For variable annuity payments, the nontaxable part of each payment is (1) the investment in the Contract divided by (2) the total number of expected payments.

The taxable part of each payment is the balance left after you subtract the nontaxable part. The taxable part is taxed at ordinary income tax rates.

Penalty on Distributions
Distributions prior to age 59 1/2 during either the Accumulation or Distribution Phase are subject to a penalty tax equal to 10% of the amount includible in income. The penalty tax will not apply to certain distributions, including those:

     .    made on or after the recipient reaches age 59 1/2.

     . made after the death of the Contract owner, or, where the owner is not a natural person, the death of the Annuitant.

     .    made on account of the recipient's disability.

     . that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the recipient or the joint lives (or joint life expectancies) of the recipient and the recipient's Beneficiary (under current Internal Revenue Service interpretation, distributions under a systematic withdrawal program will not qualify for this exception).

     . made under an immediate annuity, which the Code defines in Section 72(u)(4).

There is a similar penalty, also subject to exceptions, on certain distributions from Contracts from Qualified Plans.


Death Benefits
Special rules apply to the distribution of death benefits under the Contract either during the Accumulation Phase or during the Distribution Phase. (See "Death Benefits.")

Tax-Free Exchanges
The Code allows a tax-free exchange of one annuity contract for another annuity contract if the annuitant and the owner are the same under each contract. This rule also applies to variable annuity contracts.

Transfers
The Code does not currently tax transfers between investment options.



                                      34A


OTHER INFORMATION

Qualified Plan Contracts
------------------------

The following discussion applies to Contracts under Qualified Plans.

You may use the Contracts with several types of Qualified Plans. The tax rules applicable to Contract owners, Annuitants, and other benefit recipients vary according to the type of Qualified Plan and the terms and conditions of the Qualified Plan. These terms and conditions may limit the rights otherwise available to you under the Contracts.


Accumulation Phase
In general, purchase payments made under a Qualified Plan on your behalf are excludable from your gross income during the Accumulation Phase. The portion, if any, of any purchase payment excluded from your gross income during the Accumulation Phase constitutes your "investment in the contract."


Distribution Phase
When payments during the Distribution Phase begin, you will begin to receive back your "investment in the contract," if any, as a tax-free return of capital. The Code's rules for which portion of each payment is taxable and which is nontaxable may vary depending on the type of Qualified Plan.

Types of Qualified Plans
The Contracts are available with the following types of Qualified Plans:

     .    Individual Retirement Annuity ("IRA").

     .    Roth IRA.

     .    Simplified Employee Pension-Individual Retirement Annuity ("SEP-IRA").

     . Salary Reduction Simplified Employee Pension-Individual Retirement Annuity ("SARSEP-IRA"). Beginning in 1997, employers may no longer establish a new SARSEP-IRA, but may maintain an existing SARSEP-IRA.

     . Tax-Sheltered Annuity ("TSA"). Distributions of amounts contributed to a TSA Contract are restricted. The restrictions apply to amounts accumulated after December 31, 1988, including voluntary contributions after that date and earnings on prior and current voluntary contributions. These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death, (4) disability, or
          (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings).

     . the Texas Optional Retirement Program ("ORP") and similar programs in other states.

Federal Income Tax Withholding
------------------------------

Amounts distributed from a Contract are subject to federal income tax withholding, to the extent includible in a recipient's taxable income. A recipient may choose not to have taxes withheld or to have taxes withheld at a different rate by filing a withholding exemption form with us.

                                      35A



                                                               OTHER INFORMATION

---------------------
FINANCIAL INFORMATION
---------------------


The financial statements for the Separate Account appear in its Annual Report. USAA Life's financial statements appear in the Statement of Additional Information. To obtain a copy of the Annual Report or Statement of Additional Information, call us at 1-800-531-2923. These financial statements have been included in reliance thereon upon the report of KPMG LLP, and the firm's authority as experts in accounting and auditing. You should consider our financial statements only as bearing on our ability to meet our obligations
under the Contracts.   Our financial statements do not bear on the investment
performance of the Separate Account.

Accumulation Unit Data
----------------------


The tables below show the Accumulation Unit Values ("AUV") of the Variable Fund
Accounts at various periods.   Please note that a Variable Fund Account's AUVs
are not the same as the share price of the corresponding Fund in which that Account invests. This difference between the two is due to the deduction of the Separate Account annual expenses from the AUVs. Please read the Separate Account's financial statements for more complete information.

------------------------------------------------------------------------------------------------------------------------------------
                                USAA Life        USAA Life       USAA Life         USAA Life       USAA Life           Vanguard
    Fund Account               Growth and       Aggressive         World          Diversified       Income           Equity Index
      Name/(1)/                  Income           Growth          Growth            Assets                          Portfolio/(2)/
------------------------------------------------------------------------------------------------------------------------------------
 December 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit             $23.978970       $22.654870       $20.654406       $19.815589       $15.007467       $11.844646
      Value
------------------------------------------------------------------------------------------------------------------------------------
 Number of Accum.                   3,225            1,637            1,144            1,684              879            2,498
   Units (000)
------------------------------------------------------------------------------------------------------------------------------------
 December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit             $23.296591       $26.991318       $23.209674       $19.192009       $13.262741       $13.147788
      Value
------------------------------------------------------------------------------------------------------------------------------------
 Number of Accum.                   3,598              789            1,003            2,072            1,208            2,317
   Units (000)
------------------------------------------------------------------------------------------------------------------------------------
 December 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit             $20.468785       $13.993064       $17.860722       $17.974654       $14.089499       $11.003536
      Value
------------------------------------------------------------------------------------------------------------------------------------
 Number of Accum.                   3,697              317            1,066            1,841            1,280            1,136
   Units (000)
------------------------------------------------------------------------------------------------------------------------------------
 December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit             $19.287258       $11.735078       $16.144375       $16.518656       $13.002940                -
      Value
------------------------------------------------------------------------------------------------------------------------------------
 Number of Accum.                   3,242              197            1,168            1,401              545                -
   Units (000)
------------------------------------------------------------------------------------------------------------------------------------
 December 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit             $15.432048                -       $14.314911       $13.844197       $11.785992                -
      Value
------------------------------------------------------------------------------------------------------------------------------------
 Number of Accum.                   1,515                -              692              696              430                -
   Units (000)
------------------------------------------------------------------------------------------------------------------------------------
 December 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit             $12.579981                -       $11.947438       $12.243941       $11.848795                -
      Value
------------------------------------------------------------------------------------------------------------------------------------
 Number of Accum.                     205                -              161               86               89                -
   Units (000)
====================================================================================================================================
 Starting Date                   02/06/95         05/01/97         02/06/95         02/06/95         02/06/95         05/01/98
------------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit                 $10.00           $10.00           $10.00           $10.00           $10.00           $10.00
      Value
------------------------------------------------------------------------------------------------------------------------------------


                                      36A




OTHER INFORMATION

----------------------------------------------------------------------------------------------------------------------------------
                                Vanguard Small         Vanguard             Vanguard          Scudder VSI        Alger American
  Fund Account                     Company           International        Money Market       Capital Growth          Growth
    Name/(1)/                       Growth          Portfolio/(4)/       Portfolio/(5)/        Portfolio            Portfolio
                                Portfolio/(3)/
----------------------------------------------------------------------------------------------------------------------------------
  December 31, 2000
----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit             $10.043462          $10.881890           $1.293846           $29.346175          $30.100055
      Value
----------------------------------------------------------------------------------------------------------------------------------
  Number of Accum.                     440                 218              20,126                2,082               3,059
    Units (000)
----------------------------------------------------------------------------------------------------------------------------------
  December 31, 1999
----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit             $10.526480          $13.154856           $1.227534           $32.816021          $35.583778
      Value
----------------------------------------------------------------------------------------------------------------------------------
  Number of Accum.                     441                 106              25,382                1,837               2,885
    Units (000)
----------------------------------------------------------------------------------------------------------------------------------
  December 31, 1998
----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit             $ 8.825971          $10.386978           $1.178565           $24.448446          $26.806157
      Value
----------------------------------------------------------------------------------------------------------------------------------
  Number of Accum.                     257                  55              18,760                1,543               2,053
    Units(000)
----------------------------------------------------------------------------------------------------------------------------------
  December 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit                      -                   -           $1.127755           $19.989715          $18.239579
      Value
----------------------------------------------------------------------------------------------------------------------------------
  Number of Accum.                       -                   -              13,416                1,125               1,722
    Units (000)
----------------------------------------------------------------------------------------------------------------------------------
  December 31, 1996
----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit                      -                   -           $1.082816           $14.894774          $14.672583
      Value
----------------------------------------------------------------------------------------------------------------------------------
  Number of Accum.                       -                   -              10,383                  689               1,639
    Units (000)
----------------------------------------------------------------------------------------------------------------------------------
  December 31, 1995
----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit                      -                   -           $1.040729           $12.543192          $13.095503
      Value
----------------------------------------------------------------------------------------------------------------------------------
  Number of Accum.                       -                   -               5,478                   93                 630
    Units (000)
==================================================================================================================================
  Starting Date                   05/01/98            05/01/98            02/06/95             02/06/95            02/06/95
----------------------------------------------------------------------------------------------------------------------------------
  Accumulation Unit                 $10.00              $10.00               $1.00               $10.00              $10.00
      Value
----------------------------------------------------------------------------------------------------------------------------------



(1) As of May 1, 2001, USAA Life made available Variable Fund Accounts investing in the Vanguard Diversified Value Portfolio, the Vanguard Mid-Cap Index Portfolio, the Vanguard REIT Index Portfolio, the Vanguard High Yield Bond Portfolio, the Fidelity VIP II Contrafund(R) Portfolio, the Fidelity VIP Equity-Income Portfolio and the Fidelity VIP III Dynamic Capital Appreciation Portfolio, each with a beginning AUV of $10.00. As of May 1, 2001, USAA Life no longer offers Variable Fund Accounts investing in the Deutsche VIT Equity 500 Index Fund, the Deutsche VIT Small Cap Index Fund, the Deutsche VIT EAFE(R) Equity Index Fund, the USAA Life International Fund or the USAA Life Money Market Fund.

(2) Values shown are for the Deutsche VIT Equity 500 Index Fund. On May 1, 2001, USAA Life substituted shares of the Vanguard Equity Index Portfolio for shares of the Deutsche VIT Equity 500 Index Fund.

(3) Values shown are for the Deutsche VIT Small Cap Index Fund. On May 1, 2001, USAA Life substituted shares of the Vanguard Small Company Growth Portfolio for shares of the Deutsche VIT Small Cap Index Fund.

(4) Values shown are for the Deutsche VIT EAFE(R) Equity Index Fund. On May 1, 2001, USAA Life substituted shares of the Vanguard International Portfolio for shares of the Deutsche VIT EAFE(R) Equity Index Fund and the USAA Life International Fund. Historical values for the Vanguard International Portfolio Variable Fund Account relate solely to Deutsche VIT EAFE(R) Equity Index Fund.

(5) Values shown are for the USAA Life Money Market Fund. On May 1, 2001, USAA Life substituted shares of the Vanguard Money Market Portfolio for shares of the USAA Life Money Market Fund.

                                      37A




                                                               OTHER INFORMATION

-----------------------
PERFORMANCE INFORMATION
-----------------------

Yield and Total Return
----------------------


We may advertise the yields and total returns of the Variable Fund Accounts. These figures will be based on historical results and are not intended to indicate future performance. The "yield" of a Variable Fund Account refers to the income generated by an investment in the Variable Fund Account over the period specified in the advertisement, excluding realized and unrealized capital gains and losses in the corresponding Fund's investments. This income is then "annualized" and shown as a percentage of the investment. We also may advertise the "effective yield" of the Vanguard Money Market Portfolio Variable Fund Account, which is calculated similarly but, when annualized, the income earned by an investment in the Vanguard Money Market Portfolio Variable Fund Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The "total return" of a Variable Fund Account is the total change in value of an investment in the Variable Fund Account over a period of time specified in the advertisement. "Average annual total return" is the rate of return that would produce that change in value over the specified period, if compounded annually. "Cumulative total return" is the total return over the entire specified period, expressed as a percentage.

Neither yield nor total return figures reflect deductions for premium taxes, since most states do not impose such taxes.

Performance Comparisons
-----------------------

We may compare a Variable Fund Account's performance to that of other variable annuity separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street Journal.

Performance information for any Variable Fund Account reflects the performance of a hypothetical Contract and are not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance. For more information, see the Statement of Additional Information.

Variable Fund Account Performance
---------------------------------

The investment performance information for each Variable Fund Account will generally reflect the investment performance of the corresponding Fund. Table I below shows the average annual total return of each Variable Fund Account for the periods indicated. The average annual total return figures are computed by
using a formula required by the SEC.   Table III below shows the cumulative
total returns of each Variable Fund Account for the periods indicated.


The Vanguard and Fidelity Variable Fund Accounts became available under the Contracts as of May 1, 2001. Tables II and IV below show hypothetical performance information for the Vanguard Variable Fund Accounts and the Fidelity Variable Fund Accounts, based on the actual performance of the corresponding Fund in which each Variable Fund Account invests, for periods prior to May 1, 2001. This information reflects all actual Fund charges and deductions, and all Separate Account charges and deductions that would have been made had the Separate Account been invested in these Funds for the periods indicated.

                                      38A



OTHER INFORMATION

Table I  Standard Performance - Average Annual Total Returns
-------
(for the period ended December 31, 2000)

---------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                     ----------------------------
                                                                  FOR PERIOD ENDED DECEMBER 31, 2000
                                                                  ----------------------------------
----------------------------------------------------------------------------------------------------------------------------------
  VARIABLE FUND ACCOUNT /(1)/                       1-YEAR        3-YEAR         5-YEAR              SINCE              DATE OF
                                                                                                   INCEPTION           INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
  USAA Life Growth and Income                         2.86%        7.47%         13.70%            15.92%              02/06/95
---------------------------------------------------------------------------------------------------------------------------------
  USAA Life Aggressive Growth                       -16.11        24.44              -             24.89               05/01/97
---------------------------------------------------------------------------------------------------------------------------------
  USAA Life World Growth                            -11.07         8.49          11.50             13.02               02/06/95
---------------------------------------------------------------------------------------------------------------------------------
  USAA Life Diversified Assets                        3.17         6.19          10.03             12.22               02/06/95
---------------------------------------------------------------------------------------------------------------------------------
  USAA Life Income                                   13.04         4.81           4.75              7.04               02/06/95
----------------------------------------------------------------------------------------------------------------------------------
  Vanguard Diversified Value Portfolio                   -            -              -                 -               05/01/01
----------------------------------------------------------------------------------------------------------------------------------
  Vanguard Equity Index Portfolio/(2)/
   Prior to 05/01/01, the Deutsche VIT Equity       -10.01            -              -              6.47               05/01/98
   Index Fund
----------------------------------------------------------------------------------------------------------------------------------
  Vanguard Mid-Cap Index Portfolio                       -            -              -                 -               05/01/01
----------------------------------------------------------------------------------------------------------------------------------
  Vanguard Small Company Growth Portfolio/(3)/       -4.72            -              -               .07               05/01/98
   Prior to 05/01/01, the Deutsche VIT Small Cap
   Index Fund
----------------------------------------------------------------------------------------------------------------------------------
  Vanguard International Portfolio/(4)/
   Prior to 05/01/01, the USAA Life International   -17.38            -              -              3.13               05/01/98
   Fund and the Deutsche VIT EAFE/(R)/ Equity
   Index Fund
---------------------------------------------------------------------------------------------------------------------------------
  Vanguard REIT Index Portfolio                          -            -              -                 -               05/01/01
---------------------------------------------------------------------------------------------------------------------------------
  Vanguard High Yield Bond Portfolio                     -            -              -                 -               05/01/01
---------------------------------------------------------------------------------------------------------------------------------
  Vanguard Money Market Portfolio/(5)/
   Prior to 05/01/01, the USAA Life Money             5.28         4.59           4.35              4.38               02/06/95
   Market Fund
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP II Contrafund/(R)/ Portfolio              -            -              -                 -               05/01/01
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Equity-Income Portfolio                   -            -              -                                 05/01/01
---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP III Dynamic Capital
  Appreciation Portfolio                                 -            -              -                 -               05/01/01
---------------------------------------------------------------------------------------------------------------------------------
  Scudder VSI Capital Growth Portfolio              -10.62        13.60          18.47             19.96               02/06/95
---------------------------------------------------------------------------------------------------------------------------------
  Alger American Growth Portfolio                   -15.45        18.12          18.05             20.47               02/06/95
---------------------------------------------------------------------------------------------------------------------------------


(1) As of May 1, 2001, USAA Life made available Variable Fund Accounts investing in the Vanguard Diversified Value Portfolio, the Vanguard Mid-Cap Index Portfolio, the Vanguard REIT Index Portfolio, the Vanguard High Yield Bond Portfolio, the Fidelity VIP II Contrafund(R) Portfolio, the Fidelity VIP Equity-Income Portfolio and the Fidelity VIP III Dynamic Capital Appreciation Portfolio. As of May 1, 2001, USAA Life no longer offers Variable Fund Accounts investing in the Deutsche VIT Equity 500 Index Fund, the Deutsche VIT Small Cap Index Fund, the Deutsche VIT EAFE(R) Equity Index Fund, the USAA Life International Fund or the USAA Life Money Market Fund.
(2) Performance shown is for the Deutsche VIT Equity 500 Index Fund. On May 1, 2001, USAA Life substituted shares of the Vanguard Equity Index Portfolio for shares of the Deutsche VIT Equity 500 Index Fund.
(3) Performance shown is for the Deutsche VIT Small Cap Index Fund. On May 1, 2001, USAA Life substituted shares of the Vanguard Small Company Growth Portfolio for shares of the Deutsche VIT Small Cap Index Fund.
(4) Performance shown is for the Deutsche VIT EAFE(R) Equity Index Fund. On May 1, 2001, USAA Life substituted shares of the Vanguard International Portfolio for shares of the Deutsche VIT EAFE(R) Equity Index Fund and the USAA Life International Fund. Historical performance for the Vanguard International Portfolio Variable Fund Account relates solely to Deutsche VIT EAFE(R) Equity Index Fund.
(5) Performance shown is for the USAA Life Money Market Fund. On May 1, 2001, USAA Life substituted shares of the Vanguard Money Market Portfolio for shares of the USAA Life Money Market Fund.

                                      39A


                                                               OTHER INFORMATION

Table II  Hypothetical Performance - Average Annual Total Returns
--------
(for the period ended December 31, 2000)


Based On Historical Fund Performance

------------------------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                       ----------------------------
                                                                    FOR PERIOD ENDED DECEMBER 31, 2000
                                                                    ----------------------------------
----------------------------------------------------------------------------------------------------------------------------------
 VARIABLE FUND ACCOUNT                                      1-YEAR        3-YEAR          5-YEAR                SINCE
 ---------------------                                                                                        INCEPTION*
----------------------------------------------------------------------------------------------------------------------------------
 Vanguard Diversified Value Portfolio                       24.90%          -  %            -  %                4.00%
----------------------------------------------------------------------------------------------------------------------------------
 Vanguard Equity Index Portfolio                            -9.80         11.40           17.20                19.50
----------------------------------------------------------------------------------------------------------------------------------
 Vanguard Mid-Cap Index Portfolio                           16.90           -               -                  21.70
----------------------------------------------------------------------------------------------------------------------------------
 Vanguard Small Company Growth Portfolio                    14.90         25.30             -                  18.00
----------------------------------------------------------------------------------------------------------------------------------
 Vanguard International Portfolio                           -7.50         10.70            9.40                11.10
----------------------------------------------------------------------------------------------------------------------------------
 Vanguard REIT Index Portfolio                              25.20           .               -                  10.80
----------------------------------------------------------------------------------------------------------------------------------
 Vanguard High Yield Bond Portfolio                         -2.90           .70             -                   4.50
----------------------------------------------------------------------------------------------------------------------------------
 Vanguard Money Market Portfolio                             5.60          4.80            4.60                 4.60
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund(R) Portfolio                    -7.30         13.80           16.70                19.90
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                        7.50          7.90           12.40                15.20
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP III Dynamic Capital                               -           -               -                 -15.00
 Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------------------------


* The inception date used for the purpose of this table is February 6, 1995, the date the Contracts were first offered.

                                      40A



OTHER INFORMATION

Table III Cumulative Total Returns
---------
(for the period ended December 31, 2000)

------------------------------------------------------------------------------------------------------------------------
                                                                CUMULATIVE TOTAL RETURNS
                                                                ------------------------
                                                           FOR PERIOD ENDED DECEMBER 31, 2000
                                                           ----------------------------------
------------------------------------------------------------------------------------------------------------------------
VARIABLE FUND ACCOUNT/(1)/                        1-YEAR   3-YEAR       5-YEAR       SINCE INCEPTION   DATE OF INCEPTION
-------------------------
------------------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income                         2.86%   24.12%           90.04%           139.07%           02/06/95
------------------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth                       -16.11    92.70                -            126.14            05/01/97
------------------------------------------------------------------------------------------------------------------------
USAA Life World Growth                            -11.07    27.70            72.31            105.87            02/06/95
------------------------------------------------------------------------------------------------------------------------
USAA Life Diversified Assets                        3.17    19.73            61.29             97.48            02/06/95
------------------------------------------------------------------------------------------------------------------------
USAA Life Income                                   13.04    15.12            26.12             49.44            02/06/95
------------------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio                   -        -                -                 -            05/01/01
------------------------------------------------------------------------------------------------------------------------
Vanguard Equity Index Portfolio/(2)/
 Prior to 05/01/01, the Deutsche VIT Equity 500   -10.01        -                -             18.22            05/01/98
  Index Fund
------------------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio                       -        -                -                 -            05/01/01
------------------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio/(3)/
Prior to 05/01/01, the Deutsche VIT Small Cap      -4.72        -                -               .19            05/01/98
  Index Fund
------------------------------------------------------------------------------------------------------------------------
Vanguard International Portfolio/(4)/
 Prior to 05/01/01, the USAA Life International   -17.38        -                -              8.59            05/01/98
  Fund and the Deutsche VIT EAFE/(R)/ Equity
  Index Fund
------------------------------------------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio                          -        -                -                 -            05/01/01
------------------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio                     -        -                -                 -            05/01/01
------------------------------------------------------------------------------------------------------------------------
Vanguard Money Market Portfolio/(5)/
 Prior to 05/01/01, the USAA Life Money Market      5.28    14.40            23.73             28.77            02/06/95
  Fund
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio                -        -                -                 -            05/01/01
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                   -        -                -                 -            05/01/01
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital                       -        -                -                 -            05/01/01
Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------
Scudder VSI Capital Growth Portfolio              -10.62    46.61           133.32            192.66            02/06/95
------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                   -15.45    64.81           129.23            200.19            02/06/95
------------------------------------------------------------------------------------------------------------------------


(1) As of May 1, 2001, USAA Life made available Variable Fund Accounts investing in the Vanguard Diversified Value Portfolio, the Vanguard Mid-Cap Index Portfolio, the Vanguard REIT Index Portfolio, the Vanguard High Yield Bond Portfolio, the Fidelity VIP II Contrafund(R) Portfolio, the Fidelity VIP Equity-Income Portfolio and the Fidelity VIP III Dynamic Capital Appreciation Portfolio. As of May 1, 2001, USAA Life no longer offers Variable Fund Accounts investing in the Deutsche VIT Equity 500 Index Fund, the Deutsche VIT Small Cap Index Fund, the Deutsche VIT EAFE(R) Equity Index Fund, the USAA Life International Fund or the USAA Life Money Market Fund.
(2) Performance shown is for the Deutsche VIT Equity 500 Index Fund. On May 1, 2001, USAA Life substituted shares of the Vanguard Equity Index Portfolio for shares of the Deutsche VIT Equity 500 Index Fund.
(3) Performance shown is for the Deutsche VIT Small Cap Index Fund. On May 1, 2001, USAA Life substituted shares of the Vanguard Small Company Growth Portfolio for shares of the Deutsche VIT Small Cap Index Fund.
(4) Performance shown is for the Deutsche VIT EAFE(R) Equity Index Fund. On May 1, 2001, USAA Life substituted shares of the Vanguard International Portfolio for shares of the Deutsche VIT EAFE(R) Equity Index Fund and the USAA Life International Fund. Historical performance for the Vanguard International Portfolio Variable Fund Account relates solely to Deutsche VIT EAFE(R) Equity Index Fund.
(5) Performance shown is for the USAA Life Money Market Fund. On May 1, 2001, USAA Life substituted shares of the Vanguard Money Market Portfolio for shares of the USAA Life Money Market Fund.

                                     41A                       OTHER INFORMATION

Table IV  Hypothetical Performance - Cumulative Total Returns
--------
(for the period ended December 31, 2000)

Based On Historical Fund Performance

--------------------------------------------------------------------------------------------------------
                                                        CUMULATIVE TOTAL RETURNS
                                                        ------------------------
                                                    FOR PERIOD ENDED DECEMBER 31, 2000
                                                    ----------------------------------
--------------------------------------------------------------------------------------------------------
VARIABLE FUND ACCOUNT                                      1-YEAR   3-YEARS   5-YEAR   SINCE INCEPTION*
---------------------
--------------------------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio                        24.90%        -%       -%              7.70%
--------------------------------------------------------------------------------------------------------
Vanguard Equity Index Portfolio                             -9.80     38.40   120.90             185.80
--------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio                            16.90         -        -              45.00
--------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio                     14.90     96.70        -             113.10
--------------------------------------------------------------------------------------------------------
Vanguard International Portfolio                            -7.50     35.70    56.80              85.90
--------------------------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio                               25.20         -        -              21.40
--------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio                          -2.90      2.20        -              22.60
--------------------------------------------------------------------------------------------------------
Vanguard Money Market Portfolio                              5.60     15.20    25.10              30.20
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio                     -7.30     47.30   116.40             192.50
--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                         7.50     25.60    79.50             130.80
--------------------------------------------------------------------------------------------------------
Fidelity VIP III Dynamic Capital                                -         -        -             -15.00
Appreciation Portfolio
--------------------------------------------------------------------------------------------------------


* The inception date used for the purpose of this table is February 6, 1995, the date the Contracts were first offered.

OTHER INFORMATION                       42A

Effect of Tax-Deferred Accumulations
------------------------------------

Unlike taxable investments, variable annuities, such as the Contract, enable you to defer paying federal income taxes on any earnings on your premium payments until you withdraw them. The chart below shows how investing on a tax-deferred basis can increase the accumulation power of savings over time. The more taxes saved and reinvested, the more money you are able to accumulate over the years.
                                    [GRAPH]

                                                        10 Years  20 Years  30 Years
Taxable Investment at lump-sum withdrawal                $71,242  $170,084  $406,163
Taxable Investment (before taxes)                        $72,520  $173,279  $413,809
Tax-deferred Variable Annuity at lump-sum withdrawal     $69,024  $171,309  $451,442
Tax-deferred Variable Annuity                            $86,556  $250,795  $727,751



This hypothetical illustration assumes a 12% rate of return for both the variable annuity and taxable investment but should not be considered an indication of USAA Life product performance nor a guarantee of future results.


Variable annuity calculations include the deduction of USAA Life's insurance contract charges which include: 0.75% of the average net assets of each variable fund account for the mortality and expense risk charge and administrative expense charge, and a $30 annual maintenance charge. An additional 10% federal penalty tax may apply to withdrawals made before the age of 59 1/2. Monies not previously taxed are taxed as income when withdrawn. The variable annuity lump-sum withdrawal reflects the amount remaining after payment of income taxes. Tax rates are based on a married couple filing jointly. The lump-sum withdrawal at 10 years reflects taxation at a rate of 31%, 20 years at 36% and 30 years at 39.6%. An annuity is designed to provide a series of income payouts. A lump-sum withdrawal is the least tax-efficient payout method and is not recommended.


The taxable investment calculation assumes investors have a 5-year holding period on taxable investments and exchange 20% of their holdings annually. The taxable investment lump sum reflects the amount remaining after the payment of taxes. The distribution of annual gains on the taxable investment are assumed to be 51% dividend income and short-term gains, 21% long-term gains and 28% unrealized gains. These assumptions are based on the average distribution of capital gains for no-load balanced funds as outlined in a 1999 PricewaterhouseCoopers study. Dividend income and short-term capital gains are taxed at a 31% rate and long-term capital gains, withdrawals and exchanges are taxed at a 20% rate.

                                        43A                    OTHER INFORMATION

Contents of Statement of Additional Information

Statement of Additional Information
 General Information
 Distributor
 Safekeeping of the Assets of the Separate Account
 Regulation and Reserves
 Services
 Tax-Sheltered Annuity Loans
 Independent Auditors

 Calculation of Accumulation Unit Values
 Calculation of Performance Information
     Money Market Variable Fund Account
     Other Variable Fund Accounts
 Annuity Payments
     Gender of Annuitant
     Misstatement of Age or Sex and Other Errors
     Annuity Unit Value
 Financial Statements


For a copy call 1-800-531-2923 or write us at:

USAA Life Insurance Company
9800 Fredericksburg Road
San Antonio, Texas 78288

OTHER INFORMATION                      44A

                      This page left blank intentionally.

                          USAA LIFE INSURANCE COMPANY


                     To discuss your investment strategy,
                the Variable Annuity's features or performance,
               call a USAA Life Account Representative toll free
                     Monday - Friday 7 a.m. to 8 p.m. CST

                                1-800-531-2923
                           (282-3460 in San Antonio)

                      ___________________________________


               If you wish to discuss your particular contract, transfer money from one fund account to another or select a payout option call a USAA Life Service Representative toll free
                       Monday - Friday 8 a.m. to 5 p.m.

                                1-800-531-4265
                           (456-9061 in San Antonio)

                      ___________________________________


              For information about the value of your contract or
                     the performance of the fund accounts
                        call our toll-free Touchline(R)
                         24 hours a day, 7 days a week


                                1-800-531-5433

                      ___________________________________
                                  www.usaa.com
                                  ------------

                                [LOGO OF USAA]



Copyright (C) 2001, USAA. All rights reserved.                   24955-0501

    (LOGO)



                      STATEMENT OF ADDITIONAL INFORMATION


                               VARIABLE ANNUITY

                     FLEXIBLE PREMIUM DEFERRED COMBINATION
                      FIXED AND VARIABLE ANNUITY CONTRACT

                                  MAY 1, 2001


OFFERED BY:
USAA LIFE INSURANCE COMPANY
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TEXAS 78288



This Statement of Additional Information ("Statement") is not a prospectus, but should be read in conjunction with the prospectus, dated May 1, 2001 for the Separate Account of USAA Life Insurance Company ("USAA Life"). Capitalized terms used in this Statement that are not otherwise defined herein have the same meanings given to them in the prospectus. You may obtain a copy of the prospectus by writing USAA Life at the address above, or by calling 1-800-531-2923.

================================================================================

                               TABLE OF CONTENTS



                                                              Page
GENERAL INFORMATION............................................2
DISTRIBUTOR....................................................2
SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT..............2
REGULATION AND RESERVES........................................2
SERVICES.......................................................3
TAX SHELTERED ANNUITY LOANS....................................3
INDEPENDENT AUDITORS...........................................3
CALCULATION OF ACCUMULATION UNIT VALUES........................3
CALCULATION OF PERFORMANCE INFORMATION.........................4
   Vanguard Money Market Portfolio Variable Fund Account.......4
   Other Variable  Fund Accounts...............................5
ANNUITY PAYMENTS...............................................6
   Gender of Annuitant.........................................6
   Misstatement of Age or Sex and Other Errors.................6
   Annuity Unit Value..........................................6
FINANCIAL STATEMENTS...........................................8

                              GENERAL INFORMATION

     USAA Life is a stock insurance company incorporated in Texas in 1963. USAA Life is principally engaged in writing life insurance policies, fixed annuity contracts and health insurance policies. USAA Life is authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. USAA Life is a wholly-owned stock subsidiary of the United Services Automobile Association ("USAA"), the parent company of the USAA group of companies (a large diversified financial services organization).


                                  DISTRIBUTOR

     The Contracts are primarily sold in a continuous offering by direct response through salaried sales account representatives employed by USAA Life. These individuals are appropriately licensed at the state level to sell variable annuity contracts and are registered with the National Association of Securities Dealers, Inc. (the "NASD") as registered representatives or principals with USAA Investment Management Company ("USAA IMCO"). USAA IMCO, an affiliate of USAA Life, is registered as a broker-dealer with the SEC and is a member of the NASD.


               SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

     All assets of the Separate Account are held in the custody and safekeeping of USAA Life. The assets are kept physically segregated and held separate and apart from the assets of USAA Life's General Account. USAA Life maintains records of all purchases and redemptions of shares of the Funds by each of the Variable Fund Accounts.

                            REGULATION AND RESERVES

     USAA Life is subject to regulation by the Texas Department of Insurance and by insurance departments of other states and jurisdictions in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. USAA Life's operations and accounts are subject to periodic examination by insurance regulatory authorities. The Contracts described in the prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

     Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the insurance business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the insurance business. Also, both the executive and legislative branches of the federal government periodically have under consideration various insurance regulatory matters, that could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on USAA Life would be.

     Pursuant to state insurance laws and regulations, USAA Life is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if USAA Life were to incur claims or expenses at rates significantly higher than expected, or significant unexpected losses on its investments.

                                   SERVICES

     USAA Life has entered into a Service Agreement with USAA Transfer Agency Company d/b/a USAA Shareholder Account Services ("USAA SAS"), pursuant to which USAA SAS will receive and forward to USAA Life applications and premium payments for certain Tax Sheltered Annuity Contracts.


                          TAX SHELTERED ANNUITY LOANS

     Loans are not currently available under the Contract. USAA Life may in the future, at its discretion, permit loans in connection with Contracts that fund section 403(b) Tax Sheltered Annuities ("TSAs"). Any such loans must conform to the requirements mandated by Section 72(p) of the Internal Revenue Code. If you borrow against the Fixed Fund Account and/or Variable Fund Account(s), the portion equal to the loan amount will be transferred from the particular Account(s) to a "Loan Collateral Account." The "Loan Collateral Account" is part of the Company's general assets and liabilities.





                             INDEPENDENT AUDITORS

     The audited financial statements of the Separate Account included in its Annual Report and the audited consolidated financial statements of USAA Life Insurance Company and its subsidiaries as of December 31, 2000 and 1999 and for each of the years in the three-year period ended December 31, 2000 have been included in the Annual Report and the registration statement in reliance upon the accompanying reports thereon of KPMG LLP, independent certified public accountants, through their offices located at 112 East Pecan, Suite 2400, San Antonio, Texas 78205, and upon the authority of said firm as experts in accounting and auditing.




                    CALCULATION OF ACCUMULATION UNIT VALUES

     Each Variable Annuity Fund Account's Accumulation Units are valued separately. Initially, the Accumulation Unit Value of each Variable Annuity Fund Account was set at $10, except for the Vanguard Money Market Portfolio Variable Fund Account, which was set at $1. Thereafter, the Accumulation Unit Value of a Variable Annuity Fund Account as of the end of any Valuation Period is calculated as one (1) multiplied by two (2) where:

     (1) is the Accumulation Unit Value for the Account as of the end of the immediately preceding Valuation Period; and
     (2)  is the net investment factor for the Valuation Period then ended.


NET INVESTMENT FACTOR
---------------------

     The net investment factor ("NIF") is used to determine how the investment experience of a Fund affects the Accumulation Unit Value of the corresponding Variable Fund Account from one Valuation Period to the next Valuation Period. The Valuation Period is the period of time from the end of one Valuation Date to the end of the next Valuation date. The Valuation Date is any business day, Monday through Friday, on which the New York Stock Exchange is open for regular trading, except: (1) any day on which the value of the shares of a Fund is not computed; and (2) any day during which no order for the purchase, redemption, surrender or transfer of Accumulation Units or Annuity Units is received.

     The NIF for each Variable Fund Account as of the end of any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

1.   Is the net result of:

          (a) the net asset value per share of the corresponding Fund as of the end of the current Valuation Period;

          (b) plus the per share amount of any dividend or capital gain distributions made on the Fund shares held in the corresponding Variable Fund Account during the current Valuation Period;

          (c) plus or minus a per share credit or charge for that current Valuation Period for any decrease or increase, respectively, in any income taxes reserved that we determine has resulted from the investment operations of the particular Variable Fund Account or any other taxes that are applicable to this Contract;

(2) Is the net asset value per share of the corresponding Fund at the beginning of the current Valuation Period; and

(3) Is a factor representing the mortality and expense risk and administrative expense charge. The annual charge is 0.75% (0.65% for the mortality and expense risk charge and 0.10% for the administrative expense charge).


                    CALCULATION OF PERFORMANCE INFORMATION


     From time to time, the Separate Account may include in advertisements, sales literature, and reports to Contract owners or prospective investors information relating to the performance of its Variable Fund Accounts. The performance information that may be presented is not an estimate or guarantee of future investment performance and does not represent the actual experience of amounts invested by a particular Owner. Set out below is a description of the standardized and non-standardized methods used in calculating the performance information for the Variable Fund Accounts. All standardized performance quotations will reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge, based on an estimated average Contract size of $43,616 and Fund operating expenses (net of reimbursements), but will not reflect charges for any state premium taxes. The Contracts are not subject to a charge for withdrawals from any Variable Fund Account.


VANGUARD MONEY MARKET PORTFOLIO VARIABLE FUND ACCOUNT
-----------------------------------------------------


     YIELD and EFFECTIVE YIELD quotations for the Vanguard Money Market Portfolio Variable Fund Account are computed in accordance with standard methods prescribed by the SEC. Under these methods, the Vanguard Money Market Portfolio Variable Fund Account's yield is calculated based on a hypothetical Contract having a beginning balance of one Accumulation Unit in the Vanguard Money Market Portfolio Variable Fund Account for a specified 7-day period. Yield is determined by dividing the net change in the Accumulation Unit Value during the 7-day period, reduced by the estimated daily equivalent of the Contract Maintenance Charge, by its beginning value to obtain the base period return, then multiplying the base period return by the fraction 365/7. The net change in Accumulation Unit Value will reflect the value of additional shares purchased with the dividends paid by the Trust, but will not reflect any realized capital gains or losses or unrealized appreciation or depreciation in the assets of the Variable Fund Account.


     The effective yield of the Vanguard Money Market Portfolio Variable Fund Account reflects the effects of compounding, and is computed according to the following formula prescribed by the SEC:

            Effective Yield = [(Base Period Return + 1)/365/7/] - 1


     For the 7-day period ended December 31, 2000, the current yield of the Vanguard Money Market Portfolio Variable Fund Account was 5.54%.

OTHER VARIABLE FUND ACCOUNTS
----------------------------


     Each Variable Fund Account may state its TOTAL RETURN or YIELD in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Variable Fund Account, other than yield quotations of the Vanguard Money Market Portfolio Variable Fund Account, will be accompanied by information on that Variable Fund Account's standardized average annual total return for the most recent 1, 5, and 10 year periods or, if less, the period from the Variable Fund Account's inception of operation.

     AVERAGE ANNUAL TOTAL RETURN. Standardized average annual total return is computed according to the following formula prescribed by the SEC, based on a hypothetical $1,000 Contract Value:

                               P (1 + T)/n/ = ERV

Where:
 P =  A hypothetical initial premium payment of $1,000.
 T =  Average annual total return.
 n =  Number of years.
 ERV = Ending redeemable value of a hypothetical $1,000 Contract Value at the end of the period.

     Non-standardized average annual total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

     CUMULATIVE TOTAL RETURN. Cumulative total return is calculated in a manner similar to standardized average annual total return, except that the results are not annualized. The SEC has not prescribed a standard formula for calculating cumulative total return. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical initial investment of $1,000 over various periods, according to the following formula, and then expressing that as a percentage:

                                C = (ERV/P) - 1

Where:
 P =  A hypothetical initial payment of $1,000.
 C =  Cumulative total return.
 ERV= Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period.





     30-DAY YIELD. Each Variable Fund Account, other than the Vanguard Money Market Portfolio Variable Fund Account, may also advertise its yield based on a specified 30-day period. Yield is determined by dividing the net investment income per Accumulation Unit earned during the 30-day period by the Accumulation Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula prescribed by the SEC, which assumes a semiannual reinvestment of income:


                           YIELD =2[(a-b +1)/6/ -1]
                                     ---
                                   [(cd    )      ]

Where:
 a = Net investment income earned during the period by the Fund whose shares are owned by the Variable Fund Account.
 b =  Expenses accrued for the period.
 c = The average daily number of Accumulation Units outstanding during the period.
 d = The maximum offering price per Accumulation Unit on the last day of the period.

                               ANNUITY PAYMENTS

GENDER OF ANNUITANT
-------------------

    When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract, because, statistically, females tend to have longer life expectancies than males.

     However, there will be no differences between males and females in any jurisdiction where such differences are not permitted. We may also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that under most such plans, Contracts that make distinctions based on gender are prohibited by law.


MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS
-------------------------------------------

     If the age or sex of an Annuitant has been misstated to us, any amount payable will be that which the premium payments paid would have purchased at the correct age and sex. If we made any overpayments because of incorrect information about age or sex, or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 3% per year.


ANNUITY UNIT VALUE
------------------

     Annuity Unit Value is calculated at the same time that Accumulation Unit Value is calculated and is based on the same values for shares of the Funds. The following illustrations show, by use of hypothetical examples, the methods of determining the Annuity Unit Value and the amount of Variable Annuity Payments.

Illustration of Calculation of Annuity Unit Value
-------------------------------------------------

Annuity at age 65:  Life with 120 payments certain:

1.     Annuity Unit Value, beginning of period.......................................................   $    .980000

2.     Assume Net Investment Factor for period equal to..............................................       1.001046

3.     Daily adjustment for 3.0% Assumed Investment Rate.............................................        .999919

4.     (2) x (3).....................................................................................       1.000965

5.     Annuity Unit Value, end of period.............................................................   $    .980946
       (1) x (4)

       Illustration of Annuity Payments
       ----------------------------------------------------------------------------------------------

       Annuity at age 65:  Life with 120 payments certain:

1.     Number of Accumulation Units at Annuity Date..................................................      10,000.00

2.     Assume Accumulation Unit Value (as of the end of the Valuation Period immediately prior to the
       10th day before the first monthly payment) equal to...........................................       1.800000

       10th day before the first monthly payment) equal to...........................................       1.800000

3.     Contract Value (1) x (2)......................................................................   $  18,000.00

4.     First monthly annuity payment per $1,000 of Contract Value....................................   $       5.48

5.     First monthly annuity payment (3) x (4) /$ 1,000..............................................   $      98.64

6.     Annuity Unit Value (as of the end of the Valuation Period immediately prior to the 10th  day
       before the first month payment)...............................................................   $    .980000

7.     Number of Annuity Units (5) / (6).............................................................        100.653

8.     Assume Annuity Unit Value for second month equal to...........................................   $    .997000

9.     Second monthly annuity payment (7) x (8)......................................................   $     100.35

10.    Assume annuity unit value for third month equal to............................................   $    .953000

11.    Third monthly annuity payment (7) x (10)......................................................   $      95.92

                             FINANCIAL STATEMENTS


     The consolidated financial statements of the Company as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the accompanying Independent Auditors' Report are set out below. The consolidated financial statements for the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits and its assumption of mortality and expense risks. They do not bear on the investment performance of the Separate Account. The most recent audited financial statements of the Separate Account and the accompanying Independent Auditors' Report are incorporated into this Statement by reference to the Separate Account's Annual Report, dated December 31, 2000, which accompanies this Statement.

                         Independent Auditors' Report
                         ----------------------------


The Board of Directors
USAA LIFE INSURANCE COMPANY:


We have audited the accompanying consolidated balance sheets of USAA LIFE INSURANCE COMPANY and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of USAA LIFE INSURANCE COMPANY and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.



                                    /s/ KPMG LLP
                                    ----------------
San Antonio, Texas                  KPMG LLP
March 15, 2001

                          USAA LIFE INSURANCE COMPANY

                          Consolidated Balance Sheets

                          December 31, 2000 and 1999

                   (Dollars in Thousands, Except Share Data)


Assets                                                                 2000                 1999
------                                                                 ----                 ----
Investments:
    Debt securities, at amortized cost                          $             -             664,481
    Debt securities, at fair value                                    6,087,772           5,422,850
    Equity securities, at fair value                                    240,685             203,784
    Mortgage loans                                                        3,087               3,792
    Policy loans                                                        138,336             133,900
                                                                     ----------          ----------
        Total investments                                             6,469,880           6,428,807

Cash and cash equivalents                                                95,588              55,924
Premium balances receivable                                               5,186               2,860
Accounts receivable - affiliates                                             99                  77
Furniture and equipment                                                   6,361               4,847
Collateral for securities loaned at fair value                          718,677             805,226
Accrued investment income                                               105,406              96,430
Deferred policy acquisition costs                                       282,938             267,114
Deferred tax                                                             79,348             108,214
Reinsurance recoverable                                                 489,086             405,936
Other assets                                                             17,299              13,415
Separate account assets                                                 409,431             420,564
                                                                     ----------          ----------
        Total assets                                            $     8,679,299           8,609,414
                                                                     ==========          ==========

Liabilities
----------
Insurance reserves                                              $     1,239,462           1,080,473
Funds on deposit                                                      5,466,912           5,577,428
Accounts payable and accrued expenses                                    88,413              63,920
Accounts payable - affiliates                                             7,973              14,226
Payable upon return of securities loaned                                718,677             805,226
Other liabilities                                                        48,162              47,546
Separate account liabilities                                            409,431             420,564
                                                                     ----------          ----------
        Total liabilities                                             7,979,030           8,009,383
                                                                     ----------          ----------

Stockholders' Equity
--------------------
Preferred capital stock, $100 par value; 1,200,000 shares
    authorized; 600,000 shares issued and outstanding                    60,000              60,000
Common capital stock, $100 par value; 30,000 shares
    authorized; 25,000 shares issued and outstanding                      2,500               2,500
Additional paid-in capital                                               51,408              51,408
Accumulated other changes in equity from nonowner sources               (15,618)            (77,137)
Retained earnings                                                       601,979             563,260
                                                                     ----------          ----------
        Total stockholders' equity                                      700,269             600,031
                                                                     ----------          ----------

        Total liabilities and stockholders' equity              $     8,679,299           8,609,414
                                                                     ==========          ==========



See accompanying notes to consolidated financial statements.

                          USAA LIFE INSURANCE COMPANY

                       Consolidated Statements of Income

                 Years ended December 31, 2000, 1999, and 1998

                            (Dollars in Thousands)



                                                                           2000             1999             1998
                                                                           ----             ----             ----
Revenues
--------
Premiums                                                         $        428,191         398,792          364,012
Investment income, net                                                    484,984         484,375          476,131
Fees, sales, and loan income                                               16,324          14,303           10,946
Net realized investment gains (losses)                                    (65,989)            413           23,172
Other revenues                                                             14,955          13,125           18,524
                                                                         --------        --------         --------

      Total revenues                                                      878,465         911,008          892,785
                                                                         --------        --------         --------

Benefits and expenses
---------------------
Losses, benefits, and settlement expenses                                 582,999         560,060          553,400
Deferred policy acquisition costs                                          24,508          17,463           13,170
Dividends to policyholders                                                 55,012          54,981           59,704
Other operating expenses                                                  127,707         139,269          117,017
                                                                         --------        --------         --------

      Total benefits and expenses                                         790,226         771,773          743,291
                                                                         --------        --------         --------

      Income before income taxes                                           88,239         139,235          149,494
                                                                         --------        --------         --------

Federal income tax expense (benefit):
    Current                                                                35,156          52,623           71,293
    Deferred                                                               (3,165)         (6,812)         (18,930)
                                                                         --------        --------         --------

      Total Federal income tax expense                                     31,991          45,811           52,363
                                                                         --------        --------         --------

      Net income                                                 $         56,248          93,424           97,131
                                                                         ========        ========         ========



See accompanying notes to consolidated financial statements.

                          USAA LIFE INSURANCE COMPANY

                Consolidated Statements of Stockholders' Equity

                 Years Ended December 31, 2000, 1999, and 1998

                            (Dollars in Thousands)


                                                                                2000          1999           1998
                                                                                ----          ----           ----
Capital
-------
Preferred capital stock                                                $       60,000         60,000        60,000
Common capital stock                                                            2,500          2,500         2,500
Additional paid-in capital                                                     51,408         51,408        51,408
                                                                              -------        -------       -------

        End of year                                                           113,908        113,908       113,908
                                                                              -------        -------       -------

Accumulated other changes in equity from nonowner
-------------------------------------------------
    sources, net of tax
    -------------------
Beginning of year                                                             (77,137)        18,315        33,610
Unrealized gains (losses) on securities during year, net of
    income taxes and reclassification adjustments                              61,519        (95,452)      (15,295)
                                                                              -------        -------       -------

        End of year                                                           (15,618)       (77,137)       18,315
                                                                              -------        -------       -------

Retained earnings
-----------------
Beginning of year                                                             563,260        557,829       597,355
Net income                                                                     56,248         93,424        97,131
Dividends to stockholders                                                     (17,529)       (87,993)     (136,657)
                                                                             --------       --------      --------

        End of year                                                           601,979        563,260       557,829
                                                                             --------       --------      --------

        Total stockholders' equity                                     $      700,269        600,031       690,052
                                                                             ========       ========      ========

Summary of changes in equity from nonowner sources
--------------------------------------------------
Net income                                                             $       56,248         93,424        97,131
Other changes in equity from nonowner sources, net of tax                      61,519        (95,452)      (15,295)
                                                                             --------        -------       -------
Total changes in equity from nonowner sources                          $      117,767         (2,028)       81,836
                                                                             ========        =======       =======



See accompanying notes to consolidated financial statements.

                          USAA LIFE INSURANCE COMPANY

                     Consolidated Statements of Cash Flows

                 Years ended December 31, 2000, 1999, and 1998

                            (Dollars in Thousands)


                                                                            2000             1999            1998
                                                                            ----             ----            ----
Cash flows from operating activities:
    Net income                                                   $         56,248           93,424          97,131
    Adjustments to reconcile net income to net
    cash provided by operating activities:
        Net realized investment (gains) losses                             65,989             (413)        (23,172)
        Non-cash investment income                                              -           (5,147)         (6,414)
        Increase in deferred policy acquisition costs                     (23,459)         (24,885)        (21,068)
        Depreciation and amortization                                      (8,473)          (9,536)         (6,418)
        Deferred income tax benefit                                        (3,165)          (6,812)        (18,930)
        (Increase) decrease in premium balances receivable                 (2,326)             109             (70)
        (Increase) decrease in accounts receivable-affiliate                  (22)             587            (614)
        Increase in accrued investment income                              (8,976)         (14,388)         (3,113)
        Increase in reinsurance recoverable and
            other assets                                                  (87,034)         (98,808)        (81,425)
        Increase in insurance reserves                                    147,534          108,702          87,507
        Increase (decrease) in accounts payable and
            accrued expense                                                24,493           (1,020)        (22,375)
        Increase (decrease) in accounts payable-affiliates                 (6,253)           3,633           1,479
        Increase (decrease) in other liabilities                              616           (1,326)         (6,227)
        Other                                                              (2,223)           2,400          (2,763)
                                                                       ----------       ----------      ----------
            Net cash provided by (used in) operating activities           152,949           46,520          (6,472)
                                                                       ----------       ----------      ----------

Cash flows from investing activities:
    Proceeds from sales and maturities of
        available-for-sale securities                                   1,137,153        1,227,752         582,584
    Proceeds from maturities of held-to-maturity securities                46,039          218,585         170,271
    Proceeds from principal collections on investments                     95,891          319,027         494,809
    Other investments sold                                                  1,186              688           3,186
    Securities purchased - available-for-sale                          (1,218,635)      (1,789,489)     (1,331,934)
    Other investments purchased                                            (5,774)          (2,636)            (72)
                                                                       ----------       ----------      ----------
            Net cash provided by (used in) investing activities            55,860          (26,073)        (81,156)
                                                                       ----------       ----------      ----------

Cash flows from financing activities:
    Deposits and interest credited to funds on deposit                    563,257          636,998         670,377
    Withdrawals from funds on deposit                                    (714,873)        (575,731)       (457,459)
    Dividends to stockholders                                             (17,529)         (87,993)       (102,729)
                                                                       ----------       ----------      ----------
            Net cash provided by (used in) financing activities          (169,145)         (26,726)        110,189
                                                                       ----------       ----------      ----------

        Net increase (decrease) in cash and cash
            equivalents                                                    39,664           (6,279)         22,561
        Cash and cash equivalents at beginning of year                     55,924           62,203          39,642
                                                                       ----------       ----------      ----------
            Cash and cash equivalents at end of year             $         95,588           55,924          62,203
                                                                       ==========       ==========      ==========



See accompanying consolidated financial statements

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 2000 and 1999

                            (Dollars in Thousands)


(1)  Summary of significant accounting policies
     ------------------------------------------

     (a)  Organization
          ------------

          USAA LIFE INSURANCE COMPANY (the Company) is a wholly-owned subsidiary of UNITED SERVICES AUTOMOBILE ASSOCIATION (USAA). The Company markets individual life insurance policies, annuity contracts, group credit life and accident and health policies, and individual and group accident and health policies primarily to individuals eligible for membership in USAA. The Company is licensed to do business in all states including the District of Columbia but excluding New York. The Company has a subsidiary company (USAA Life Insurance Company of New
          York) licensed to sell life and annuity contracts in that state. The Company's other subsidiary business (USAA Life General Agency) offers additional products of other insurance companies requested by USAA membership, which are not sold by the Company. The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

     (b)  Accounting standards adopted
          ----------------------------

          The Company adopted the provisions of the AICPA Statement of Position
          (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" on January 1, 1999. This SOP requires insurance companies to accrue a liability for future guaranteed assessments for insolvent insurers at the time insolvency is known versus assessment. The adoption of this SOP did not have an impact on the Company's financial position, results of operations, or liquidity as the Company's accounting policies in place incorporated the requirement of this SOP.

          In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS
          133). In June 1999, the FASB issued SFAS No. 137, "Deferral of the Effective Date of FASB Statement No. 133" (SFAS 137), which allows entities which have not yet adopted SFAS 133 to defer its effective date to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company does not expect the implementation of SFAS 133 to have a material effect on the Company's financial position or results of operations.

     (c)  Investments
          -----------

          On May 1, 2000, the Company reclassified all of the debt securities in its held-to-maturity portfolio to the available-for-sale portfolio. Securities with an amortized cost of $618,938 and a net unrealized loss of $24,915 were transferred from the held-to-maturity portfolio to the available-for-sale portfolio. This action was taken because the Company determined it no longer had the positive intent and ability to hold the securities to maturity due to changes in the Company's investment policy. Debt securities, including bonds, mortgage-backed securities, and redeemable preferred stocks are carried at fair value with unrealized gains or losses (net of related deferred income taxes, deferred policy acquisition costs, and future policyholder benefits) reflected in stockholders' equity.

          Bonds, at amortized cost of approximately $171,131, and $170,693 were on deposit with various state governmental agencies at December 31, 2000, and 1999, respectively.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


          Mortgage-backed securities held at December 31, 2000 and 1999 represent participating interests in pools of long term first mortgage loans originated and serviced by the issuers of the securities. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the securities.

          All equity securities, which include common and non-redeemable preferred stocks, have been classified as available-for-sale. Equity securities are carried at fair value with unrealized gains or losses (net of related deferred income taxes, deferred policy acquisition costs, and insurance reserves) reflected in stockholders' equity.

          Real estate mortgages and policy loans are carried at their unpaid principal balances with interest rates ranging from 4.8% to 9.75% at December 31, 2000.

          Short-term securities, included in cash and cash equivalents, are carried at amortized costs which approximates fair value.

          Interest is not accrued on debt securities or mortgage loans for which principal or interest payments are determined to be uncollectible.

          Realized gains and losses are included in net income based upon specific identification of the investment sold. When impairment of the value of an investment is considered to be other than temporary, a provision for the writedown to estimated net realizable value is recorded. Net realized capital gains of $1,455, $33,813, and $56,720 for 2000, 1999, and 1998, respectively, allocable to future policyholder dividends and interest, were deducted from net realized capital gains and an offsetting amount was reflected in policyholder reserves.

     (d)  Cash and cash equivalents
          -------------------------

          For purposes of the consolidated statement of cash flows, all highly liquid marketable securities that have a maturity at purchase of three months or less and money market mutual funds are considered to be cash equivalents. At December 31, 2000 and 1999, cash and cash equivalents include $409 and $217, respectively, of separate account purchases awaiting reinvestment. These funds are restricted from the Company's use.

     (e)  Federal income taxes
          --------------------

          The Company and its subsidiaries are included in the consolidated Federal income tax return filed by USAA. Taxes are allocated to the separate companies of USAA based on a tax allocation agreement, whereby companies receive a current benefit to the extent their losses are utilized by the consolidated group. Separate company current taxes are the higher of taxes computed at a 35% rate on regular taxable income or taxes computed at a 20% rate on alternative minimum taxable income, adjusted for any consolidated benefits allocated to the companies based on the use of separate company losses within the group.

          Deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred income taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


     (f)  Fair value of financial instruments
          -----------------------------------

          The fair value estimates of the Company's financial instruments were made at a point in time, based on relevant market information and information about the related financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holding of a particular financial instrument. In addition, the tax ramifications related to the effect of fair market value estimates have not been considered in the estimates.

     (g)  Use of estimates
          ----------------

          The preparation of financial statements in conformity with accounting principles generally accepted (GAAP) in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (h)  Deferred policy acquisition costs
          ---------------------------------

          Policy acquisition costs, consisting primarily of certain underwriting and selling expenses, are deferred and amortized. Traditional individual life and health acquisition costs are amortized in proportion to anticipated premium income after allowing for lapses and terminations. The period for amortization is 20 years, but not to exceed the life of the policy. Acquisition costs for universal life and annuities are amortized in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The period for amortization for universal life is 20 years. The period for amortization for annuities is either 20 or 30 years.

          Deferred policy acquisition costs are reviewed to determine that the unamortized portion does not exceed expected future income or gross profits by line of business.

     (i)  Insurance reserves
          ------------------

          Included in insurance reserves are traditional life and health products and payout annuities with life contingencies. Traditional life and individual health reserves are computed using a net level premium method and are based on assumed or guaranteed investment yields and assumed rates of mortality, morbidity, withdrawals, expenses and anticipated future policyholder dividends. These assumptions vary by such characteristics as plan, year of issue, policy duration, date of receipt of funds, and may include provisions for adverse deviation.

     (j)  Funds on deposit
          ----------------

          Funds on deposit are liabilities for universal life, payout annuities without life contingencies, and deferred annuities. These liabilities are determined following the "retrospective deposit" method and consist principally of policy account balances before applicable surrender charges.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


     (k)  Insurance revenues and expenses
          -------------------------------

          Premiums on traditional life insurance products and accident and health contracts are recognized as revenues as they become due. Benefits and expenses are matched with premiums in determining net income through the holding of reserves that provide for policy benefits and amortization of acquisition costs over the lives of the policies. For universal life and investment annuity contracts, revenues consist of investment earnings and policy charges for the cost of insurance, policy administration, and surrender charges assessed during the period. Expenses for these policies include interest credited to policy account balances, benefit claims incurred in excess of policy account balances, and administrative expenses. The related deferred policy acquisition costs are amortized in relation to the present value of expected gross profits from surrender charges, investment, mortality, and expense margins.

     (l)  Participating business
          ----------------------

          Certain life insurance policies contain dividend payment provisions, which enable the policyholder to participate in the earnings of the life insurance operations. The participating insurance in force accounted for 6% of the total life insurance in force at December 31, 2000, and 6% of the total life insurance in force at December 31, 1999. Participating policies accounted for 18% of the premium income in 2000 and 17% of the premium income in 1999. The provision for policyholders' dividends is based on benefit reserves and a future dividend liability based on the current dividend scales.

          The Company guarantees to pay dividends in aggregate, on all policies issued after December 31, 1983, in the total amount of $19,373 in 2001.

          Income attributable to participating policies in excess of policyholder dividends is restricted by several states for the benefit of participating policyholders of those states, otherwise income in excess of policyholder dividends is accounted for as belonging to the stockholders.

     (m)  Reclassifications
          -----------------

          Certain reclassifications of prior period amounts have been made to conform with the current year's presentation.


(2)  Basis of accounting
     -------------------

     The Company prepares separate statutory financial statements in accordance with accounting practices prescribed or permitted by the insurance departments of the states of Texas and New York. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The NAIC adopted the Codification of Statutory Accounting Principles (SAP) in March 1998. The effective date for SAP is January 1, 2001. The Texas Department of Insurance and New York State Insurance Department adopted SAP in its entirety, except as provided in Title 28 Part 1 Chapter 7 Subchapter A Rule 7.18, "NAIC Accounting Practices and Procedures Manual" (Rule 7.18), of the Texas Administrative Code and in Regulation 172, "Financial Statement Filings and Accounting Practices and Procedures" (Reg. 172), respectively. The Company is completing its evaluation of the necessary changes required by SAP, Rule 7.18, and Reg. 172 and expects that SAP, Rule 7.18, and Reg. 172 will not materially impact the Company's statutory capital and surplus at January 1, 2001.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)

These consolidated financial statements have been prepared on the basis of GAAP, which differs from the basis of accounting followed in reporting to insurance regulatory authorities. Reconciliations of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements are as follows:

                                                                                   2000           1999           1998
                                                                                   ----           ----           ----
Statutory net income                                                          $   72,901         83,918         97,323
Loss on sale of investments                                                      (34,800)       (29,089)       (50,372)
Deferred policy acquisition costs                                                 23,809         25,115         21,104
Tax adjustment                                                                     3,176         13,981         17,862
Participating policyholder (earnings) loss                                        (2,032)          (696)           778
Insurance reserves and other                                                      (6,806)           195         10,436
                                                                                 -------       --------       --------
            GAAP net income                                                   $   56,248         93,424         97,131
                                                                                 =======       ========       ========

Statutory capital and surplus                                                 $  528,830        500,514        488,224
Increases (decreases):
    Deferred policy acquisition costs                                            282,938        267,114        226,986
    Federal income taxes                                                          79,348        108,214         53,745
    Asset valuation reserve                                                       51,877         76,969         78,940
    Participating policyholder liability                                          (7,111)        (3,985)        (2,914)
    Policyholder reserve and funds                                               (95,792)       (97,434)       (65,710)
    Deferred and uncollected premiums                                            (87,993)       (89,335)       (86,809)
    Investment unrealized gain (loss) adjustments:
        Investment valuation difference                                           (6,579)      (193,266)       185,432
        Policyholder accounts and other assets                                   (29,437)        22,659       (189,847)
    Other adjustments                                                            (15,812)         8,581          2,005
                                                                                 -------       --------       --------
            GAAP capital and surplus                                          $  700,269        600,031        690,052
                                                                                 =======       ========       ========


                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


(3)  Investments
     -----------

     Due to the change in investment policy, there are no debt securities classified as held-to-maturity as of December 31, 2000, as all held-to-maturity debt securities were reclassified to available-for-sale. The amortized cost, estimated fair values, and carrying values of investments in debt and equity securities as of December 31, 2000 were as follows:

                                                                                         Available-for-Sale
                                                                ------------------------------------------------------------------
                                                                                 Gross          Gross       Estimated
                                                                  Amortized    Unrealized    Unrealized       Fair       Carrying
                                                                    Cost         Gains         Losses         Value        Value
                                                                ------------ ------------- -------------- ------------- -----------
Debt securities
---------------
U.S. Treasury securities and obligations of
   U.S. Government corporations and agencies                   $     21,468           586           (31)       22,023       22,023
Obligations of states and political subdivisions                     34,950           107           (22)       35,035       35,035
Debt securities issued by foreign
   governments and corporations                                     465,297         5,888        (9,791)      461,394      461,394
Mortgage-backed securities                                        1,077,318        20,119        (4,417)    1,093,020    1,093,020
Corporate securities                                              4,496,095        70,686       (90,481)    4,476,300    4,476,300
                                                                  ---------        ------      --------     ---------    ---------
        Total debt securities                                  $  6,095,128        97,386      (104,742)    6,087,772    6,087,772
                                                                  =========        ======      ========     =========    =========


Equity securities
-----------------
Common stock                                                   $    179,745        22,048       (11,180)      190,613      190,613
Nonredeemable preferred stock                                        50,045         1,192        (1,165)       50,072       50,072
                                                                  ---------        ------      --------     ---------    ---------
        Total equity securities                                $    229,790        23,240       (12,345)      240,685      240,685
                                                                  =========        ======      ========     =========    =========


                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)

The amortized cost, estimated fair values, and carrying values of investments in debt and equity securities as of December 31, 1999 were as follows:

                                                                                          Held-to-Maturity
                                                                ------------------------------------------------------------------
                                                                                 Gross          Gross       Estimated
                                                                  Amortized    Unrealized    Unrealized       Fair       Carrying
                                                                    Cost         Gains         Losses         Value        Value
                                                                ------------- ------------- ------------- ------------- ----------
Debt securities
---------------
U.S. Treasury securities and obligations of
   U.S. Government corporations and agencies                   $     10,605           668            (3)       11,270       10,605
Obligations of states and political subdivisions                      3,465           114             -         3,579        3,465
Debt securities issued by foreign
   governments and corporations                                      41,874             -          (872)       41,002       41,874
Mortgage-backed securities                                          378,727         2,676        (8,395)      373,008      378,727
Corporate securities                                                229,810         1,983        (3,972)      227,821      229,810
                                                                  ---------        ------      --------     ---------    ---------
        Total debt securities                                  $    664,481         5,441       (13,242)      656,680      664,481
                                                                  =========        ======      ========     =========    =========

                                                                                         Available-for-Sale
                                                                ------------------------------------------------------------------
                                                                                 Gross         Gross        Estimated
                                                                  Amortized    Unrealized    Unrealized       Fair       Carrying
                                                                    Cost         Gains         Losses         Value        Value
                                                                ------------- ------------- ------------- ------------- ----------
Debt securities
---------------
U.S. Treasury securities and obligations of
   U.S. Government corporations and agencies                   $     22,000           480          (416)       22,064       22,064
Obligations of states and political subdivisions                     42,420            80          (960)       41,540       41,540
Debt securities issued by foreign
   governments and corporations                                     482,144         1,333       (21,096)      462,381      462,381
Mortgage-backed securities                                          649,959         8,754       (19,513)      639,200      639,200
Corporate securities                                              4,415,987         6,293      (164,615)    4,257,665    4,257,665
                                                                  ---------        ------      --------     ---------    ---------
        Total debt securities                                  $  5,612,510        16,940      (206,600)    5,422,850    5,422,850
                                                                  =========        ======      ========     =========    =========

Equity securities
-----------------
Common stock                                                   $    114,024        41,750             -       155,774      155,774
Nonredeemable preferred stock                                        50,936         1,100        (4,026)       48,010       48,010
                                                                  ---------        ------      --------     ---------    ---------
        Total equity securities                                $    164,960        42,850        (4,026)      203,784      203,784
                                                                  =========        ======      ========     =========    =========


                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)

The amortized cost and estimated fair values of debt securities classified as available-for-sale at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations.

                                                     Available-for-Sale
                                                  ------------------------
                                                                 Estimated
                                                    Amortized      Fair
                                                      Cost         Value
                                                  ------------ -----------
Due in one year or less                          $    274,862      274,931
Due after one year through five years               2,030,137    2,043,015
Due after five years through ten years              1,921,695    1,906,412
Due after ten years                                   791,116      770,394
                                                    ---------    ---------
                                                    5,017,810    4,994,752
Mortgage-backed securities                          1,077,318    1,093,020
                                                    ---------    ---------
                                                 $  6,095,128    6,087,772
                                                    =========    =========

Proceeds from sales of available-for-sale debt securities during 2000, 1999, and 1998 were $995,947, $1,065,071 and $160,883, respectively. Gross gains and losses of $10,472 and $65,470, respectively, for 2000, $12,010 and $4,911, respectively, for 1999, and $5,148 and $664, respectively, for 1998, were realized on those sales. For 2000, net realized investment gains (losses) on the consolidated statement of income also includes a realized loss of $10,033 due to an other than temporary write-down of a debt security.

Proceeds from sales of equity securities during 2000, 1999, and 1998 were $573, $96,857, and $238,737, respectively. Gross gains and losses of $67 and $70, respectively, for 2000, $25,494, and $34, respectively, for 1999, and $60,522, and $2,130, respectively, for 1998, were realized on those sales.

Gross investment income during 2000, 1999, and 1998 was $490,890, $489,709, and $480,350, respectively, and consists primarily of interest income on fixed maturity securities. Investment expenses were $5,906, $5,334, and $4,219 for 2000, 1999, and 1998, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial cash collateral is required at a rate of 102% of the market value of a loaned security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

At December 31, 2000 and 1999, net unrealized gains (losses) of $29,437 and $(22,659) were allocated to insurance reserves for participating life insurance policies and interest sensitive contracts. In addition, net unrealized losses of $743 and $8,378 were allocated against deferred policy acquisition costs in 2000 and 1999, respectively.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)

(4)  Federal income taxes
     ---------------------

     The expected statutory Federal income tax amounts for the years ended December 31, 2000, 1999, and 1998 differ from the effective tax amounts as follows:


                                                                                   2000          1999          1998
                                                                                   ----          ----          ----
Income before income taxes                                                     $  88,239       139,235       149,494
                                                                                  ======       =======       =======

Federal income tax expense at 35% statutory rate                                  30,884        48,732        52,323

Increase (decrease) in tax resulting from:
    Dividends received deduction                                                    (189)         (391)         (499)
    Tax credits                                                                     (556)         (791)           32
    Other, net                                                                     1,852        (1,739)          507
                                                                                  ------       -------       -------

            Federal income tax expense                                         $  31,991        45,811        52,363
                                                                                  ======       =======       =======


     Deferred income tax benefit for the years ended December 31, 2000, 1999, and 1998 was primarily attributable to differences between the valuation of assets and insurance liabilities for financial reporting and tax purposes.

     The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are presented below:


                                                                                                 2000          1999
                                                                                                 ----          ----
Deferred tax assets:
    Insurance reserves                                                                     $   118,511       101,457
    Accounts payable and accrued expenses                                                        3,337         2,114
    Policyholder dividends                                                                       5,866         6,793
    Other, net                                                                                   4,778         2,626
                                                                                               -------       -------

            Total gross deferred tax assets                                                    132,492       112,990
                                                                                               -------       -------

Deferred tax liabilities:
    Investments                                                                                  3,295         5,239
    Depreciable assets                                                                             714           992
    Deferred policy acquisition costs                                                           45,513        40,045
    Other, net                                                                                  12,426           430
                                                                                               -------       -------

            Total gross deferred tax liabilities                                                61,948        46,706
                                                                                               -------       -------

Deferred tax asset on net unrealized gains on investments                                        8,804        41,930
                                                                                               -------       -------
            Net deferred tax asset                                                         $    79,348       108,214
                                                                                               =======       =======


                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)



     Management believes that the realization of the deferred tax asset is more likely than not based on the expectation that such benefits will be utilized in the future consolidated tax returns of the USAA group.

     At December 31, 2000, and 1999, other assets included Federal income tax receivable of $3,320 and $4,532, respectively.

     Aggregate cash payments to USAA for income taxes were $32,988, $51,993, and $66,643 for USAA Life Insurance Company and $956, $2,780, and $(1,250) for its subsidiaries during the years ended December 31, 2000, 1999, and 1998, respectively.

     Detailed tax amounts for items of total nonowner changes in equity are as follows:

                                                                          Before- Tax        Tax
                                                                            Amount       (Expense) or  Net-of-Tax
                                                                                           Benefit       Amount
                                                                          -------------  ------------  -----------
      For the year ending December 31, 1998

      Unrealized gains (losses) on securities:
         Unrealized holding gains arising during year                      $   77,265      (27,043)      50,222
         Less: reclassification adjustment for gains realized in income      (100,796)      35,279      (65,517)
                                                                           ----------      -------      -------
             Net unrealized (losses) from securities                          (23,531)       8,236      (15,295)
                                                                           ----------      -------      -------

                Other changes in equity from nonowner sources              $  (23,531)       8,236      (15,295)
                                                                           ==========      =======      =======

      For the year ending December 31, 1999

      Unrealized (losses) on securities:
         Unrealized holding (losses) arising during year                   $  (72,569)      25,399      (47,170)
         Less: reclassification adjustment for gains realized in income       (74,280       25,998      (48,282)
                                                                           ----------      -------      -------
             Net unrealized (losses) from securities                         (146,849)      51,397      (95,452)
                                                                           ----------      -------      -------

                Other changes in equity from nonowner sources              $ (146,849)      51,397      (95,452)
                                                                           ==========      =======      =======

      For the year ending December 31, 2000

      Unrealized gains on securities:
         Unrealized holding gains arising during year                      $   69,788      (24,426)      45,362
         Less: reclassification adjustment for (losses) realized in
             income                                                            24,857       (8,700)      16,157
                                                                           ----------      -------      -------
             Net unrealized gains from securities                              94,645      (33,126)      61,519
                                                                           ----------      -------      -------

                Other changes in equity from nonowner sources              $   94,645      (33,126)      61,519
                                                                           ==========      =======      =======

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


(5)  Fair value of financial instruments
     -----------------------------------

     The following tables present the carrying amounts and estimated fair values of the Company's financial instruments at December 31. SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", defines the fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties.

                                                                            2000                     1999
                                                                --------------------------  -----------------------
                                                                    Carrying      Fair      Carrying       Fair
                                                                     Amount       Value      Amount       Value
                                                                --------------  ----------  ----------  -----------
     Financial assets:
         Cash and cash equivalents                               $     95,588      95,588      55,924       55,924
         Debt securities                                            6,087,772   6,087,772   6,087,331    6,079,530
         Equity securities                                            240,685     240,685     203,784      203,784
         Mortgage loans                                                 3,087       2,962       3,792        3,522
         Policy loans                                                 138,336     138,336     133,900      133,900
         Premium balances receivable                                    5,186       5,186       2,860        2,860
         Accounts receivable - affiliates                                  99          99          77           77
         Collateral for securities loaned                             718,677     718,677     805,226      805,226
         Accrued investment income                                    105,406     105,406      96,430       96,430
         Separate account                                             409,431     409,431     420,564      420,564
     Financial liabilities:
         Deferred annuities and annuities without life
           contingencies                                            3,535,617   3,535,617   3,691,016    3,691,016
         Policyholder dividend accumulations                           33,119      33,119      31,670       31,670
         Policy dividends declared but unpaid                          32,494      32,494      34,050       34,050
         Accounts payable and accrued expenses                         88,413      88,413      63,920       63,920
         Accounts payable - affiliates                                  7,973       7,973      14,226       14,226
         Payable upon return of securities loaned                     718,677     718,677     805,226      805,226
         Separate account                                             409,431     409,431     420,564      420,564

     All carrying amounts are included in the balance sheet under the indicated captions, except for deferred annuities and annuities without life contingencies, and policyholder dividend accumulations, both of which are included in funds on deposit, and policy dividends declared but unpaid which are included in other liabilities.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     Cash and cash equivalents: The carrying amount of cash and cash equivalents approximates fair value because of the short maturity.

     Debt and equity securities: The fair market values for bonds and stocks are determined using quoted market prices from Merrill Lynch Pricing Services, Bloomberg Services or individual brokers.

     Mortgage loans: The fair value of mortgage loans are estimated by discounting the future cash flows using interest rates currently being offered for mortgage loans with similar characteristics and maturities.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


     Policy loans: In the Company's opinion, the book value of the policy loans approximates their fair value. Policy loans are shown on the financial statements at the aggregate unpaid balance, and carry interest rates ranging from 4.8% to 7.4% in advance.

     Premiums receivable: The recorded amount for premiums receivable approximates fair value because only a slight percentage of total policies issued by the Company lapse.

     Accounts receivable and payable - affiliates: The carrying amounts of the accounts receivable and accounts payable for affiliates approximates its fair value because of the short-term nature of the obligations.

     Collateral for securities loaned and payable upon return of securities loaned: The carrying value of collateral for securities loaned and payable upon return of securities loaned approximates fair value because of the short maturity of the collateral.

     Accrued investment income: The accrued amount of investment income approximates its fair value because of the quality of the Company's investment portfolio combined with the short-term nature of the collection period.

     Deferred annuities and annuities without life contingencies: The fair value of the deferred annuities is equal to the current accumulated value without anticipation of any applicable surrender charges, which approximates the carrying value. The fair value of annuities without life contingencies is estimated as the commuted value of the annuity.

     Policyholder dividend accumulations: The fair value of policyholder dividend accumulations is estimated using the book value less a percentage of accrued interest anticipated to be forfeited as a result of policy cancellations. Estimated annual interest to be forfeited is not material.

     Policy dividends declared but unpaid: The carrying value of policy dividends declared but unpaid approximates the fair value because the carrying value reflects anticipated forfeitures as a result of policy cancellations. Estimated annual interest to be forfeited is not material.

     Accounts payable and accrued expenses: The fair value of accounts payable and accrued expenses approximates its carrying value because of the short-term nature of the obligations.

     Separate account assets and liabilities: The separate account assets reflect the net asset value of the underlying mutual funds, therefore, carrying value is considered fair value. The separate account liabilities are reflected at the underlying balances due to the contract holders, without consideration for applicable surrender charges, if any.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


(6)  Borrowings
     ----------

     The Company has no borrowing activity outside of the agreements described in Note 7 "Transactions with affiliates."


(7)  Transactions with affiliates
     ----------------------------

     Certain services have been contracted from USAA and its affiliates, such as rental of office space, utilities, mail processing, data processing, printing, and employee benefits. The Company allocates these and other expenses to affiliates for administrative services performed by the Company. The contracted services and allocations are based upon various formulas or agreements with the net amounts included in expenses. The aggregate amount of such contracted services for the Company and its affiliates was $164,572, $173,082, and $125,671 for 2000, 1999, and 1998,
     respectively.

     The Company has an agreement with USAA Investment Management Company regarding the reimbursement of costs for investment services provided. The aggregate amount of the USAA Investment Management Company contracted services was $5,639, $4,895, and $3,600 for 2000, 1999 and 1998,
     respectively.

     The Company also received premium and annuity considerations from USAA of $5,780, $4,945, and $4,319 in 2000, 1999, and 1998, respectively, representing amounts received for structured settlements issued to claimants of USAA and for group insurance on USAA employees.

     The Company has intercompany funding agreements with USAA Capital Corporation (CAPCO) and USAA Funding Company (FUNDCO) for unsecured borrowings up to $75,000 in the aggregate, at an interest rate based upon CAPCO's or FUNDCO's cost of funding. As of December 31, 2000, 1999, and 1998, the Company had no liability for borrowed money. The Company borrowed $0 during 2000, $274,619 during 1999, and $271,553 during 1998, through the use of these funding agreements. The interest associated with these intercompany funding agreements was $0, $50, and $76 in 2000, 1999, and 1998, respectively.


(8)  Reinsurance
     -----------

     The Company is party to several reinsurance agreements. The Company's general policy is to reinsure that portion of any risk in excess of $600 with a $100 corridor on the life of any one individual. However, in 1997 the Company entered into certain reinsurance treaties which are based on a first dollar quota share pool. The Company retains 10% of the risk on each life up to the normal $600 retention and the remaining 90% goes to a coinsurance pool which is placed with a number of reinsurers on a quota share basis.

     The Company cedes Bank Owned Life Insurance (BOLI) business through two reinsurance treaties, one Yearly Renewable Term (YRT) and one Coinsurance treaty, both of which are with one reinsurer on a first dollar basis, with the Company retaining 50% of the business under the coinsurance arrangement. Assets backing the coinsurance reserves held by the reinsurer are held in a trust by the reinsurer. This trust arrangement should reduce the credit risk associated with the high reserve liability held by the reinsurer for the Company.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


     Although the ceding of reinsurance does not discharge the Company from its primary legal liability to a policyholder, the reinsuring company assumes the related liability.

     Life insurance in force in the amounts of $5,161,519, $5,447,155, and $6,063,377 is ceded on a yearly renewable term basis and $37,080,679, $23,535,919, and $10,982,455 is ceded on a coinsurance basis at December 31, 2000, 1999, and 1998, respectively.

     Reinsurance amounts related to insurance reserves, funds on deposit, and paid losses totaled $489,086 and $405,936 at December 31, 2000 and 1999, respectively. One reinsurer accounts for 68% of this balance. Premium revenues and interest credited to policyholders were reduced by $104,622, $106,323, and $107,528 for reinsurance premiums ceded during the years ended December 31, 2000, 1999, and 1998, respectively. Losses, benefits, and settlement expenses were reduced by $103,414, $96,127, and $120,433 for reinsurance recoverables during the years ended December 31, 2000, 1999, and 1998, respectively.

     A ten year stop loss reinsurance agreement was signed in 1991. The reinsurance agreement terminated effective December 31, 2000.

     The company assumes business through various assumption agreements, with most of the business assumed on a yearly renewable term basis.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


(9)  Deferred policy acquisition costs and future policy benefits
     ------------------------------------------------------------

     Deferred policy acquisitions costs and premiums are summarized below:

                                                                                         Accident
                                                                                           and
                                                                  Life      Annuity       Health       Total
                                                             ------------  ----------  ------------ -----------
     Balance at
     December 31, 1997                                       $   163,070      29,243        14,777     207,090
                                                             -----------     -------       -------    --------

         Additions                                                20,220       8,486         5,532      34,238
         Amortization                                             (9,809)     (1,608)       (1,753)    (13,170)
         Fair value adjustment                                      (256)       (916)            -      (1,172)
                                                             -----------     -------       -------    --------
         Net change                                               10,155       5,962         3,779      19,896
                                                             -----------     -------       -------    --------

     Balance at
     December 31, 1998                                           173,225      35,205        18,556     226,986
                                                             -----------     -------       -------    --------

         Additions                                                24,444      12,167         5,737      42,348
         Amortization                                            (13,721)     (2,149)       (1,593)    (17,463)
         Fair value adjustment                                     5,091      10,152             -      15,243
                                                             -----------     -------       -------    --------
         Net change                                               15,814      20,170         4,144      40,128
                                                             -----------     -------       -------    --------
     Balance at
     December 31, 1999                                           189,039      55,375        22,700     267,114
                                                             -----------     -------       -------    --------

         Additions                                                31,925       9,279         6,763      47,967
         Amortization                                            (16,272)     (4,375)       (3,861)    (24,508)
         Fair value adjustment                                       652      (8,287)            -      (7,635)
                                                             -----------     -------       -------    --------
         Net change                                               16,305      (3,383)        2,902      15,824
                                                             -----------     -------       -------    --------
     Balance at
     December 31, 2000                                       $   205,344      51,992        25,602     282,938
                                                             ===========     =======       =======    ========

     1998 Premiums                                           $   281,655       6,755        75,602     364,012
                                                             ===========     =======       =======    ========
     1999 Premiums                                           $   297,445      11,499        89,848     398,792
                                                             ===========     =======       =======    ========
     2000 Premiums                                           $   296,640      10,626       120,925     428,191
                                                             ===========     =======       =======    ========

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)



     The liabilities for future policy benefits and related insurance in force at December 31, 2000 and 1999 are summarized below:



                                                             Future Policy Benefits
                                                           --------------------------
                                                                2000         1999
                                                           ------------   -----------
     Life and annuity:
     Individual                                            $  1,164,128    1,019,237
     Group                                                        4,873        3,842
                                                           ------------   ----------
             Total life and annuity                        $  1,169,001    1,023,079
                                                           ============   ==========

             Accident and health                           $     70,461       57,394
                                                           ============   ==========

                                                                Insurance in Force
                                                           -------------------------
                                                                2000         1999
                                                           ------------   ----------
     Life and annuity:
     Individual                                            $ 65,563,303   67,714,390
     Credit life                                                614,038      535,991
     Group                                                    2,563,335    2,534,051
                                                           ------------   ----------
             Total life and annuity                        $ 68,740,676   70,784,432
                                                           ============   ==========

     Life Insurance and Annuities:

     Interest assumptions used in the calculation of future policy benefits for Traditional Life policies are as follows:

       Participating term                                 9.28%

       Participating permanent                            8.68% to 9.28%

       Non - Participating term                           6.00% to 8.91%

     Future policy benefits for Payout Annuities use the original pricing interest rates.

     Mortality and withdrawal assumptions are based on the Company's experience.

     Health Insurance:

     Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%.

     Morbidity for Income Replacement policies for active lives is based on a modified 1985 CIDA and for disabled lives is based on the 1985 CIDA. Morbidity for In Hospital Cash policies are based on 1966-67 Intercompany Experience table.

     The Active Life Reserves for Issue Age Standardized Medicare Supplement Plans, Attained Age Standardized Medicare Supplement Plans, and Tricare Supplement Plans are valued on a net level basis using 6% interest and a modification of 1994 Tillinghast claim costs.

     Termination assumptions are based on the Company and industry experience.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


(10) Capital stock
     -------------

     The Company has outstanding 600,000 shares of Annually Adjustable Cumulative Perpetual Preferred Stock; 100,000 shares each of Series A, Series B, Series C, Series D, Series E, and Series F. All preferred stock is owned by FUNDCO. No other stock ranks Senior to the Series A-F preferred stock. The dividend rate will be 65% of the cost of the funds for CAPCO on Commercial paper having a 180-day maturity on the first business day of each dividend period. The preferred stock has a liquidation value of $100 (not in thousands) per share. The preferred stock shares are redeemable at the option of the Company for cash, in whole or in part, on the 15th day of each December for Series A and Series B and on the 15th day of each June for Series C, Series D, Series E, and Series F at par value plus accrued and unpaid dividends. Preferred stock dividends of $2,529, $1,993, and $2,229 were paid in 2000, 1999, and 1998, respectively, and $113, $98, and $81 were accrued for each year after the last payments on December 15, 2000, 1999, and 1998, respectively.

     The Company has authorized 30,000 shares of common capital stock, $100 (not in thousands) par value, of which 25,000 shares were issued and outstanding at December 31, 2000, 1999, and 1998. Dividends of $15,000, $86,000, and
     $134,428 were paid in cash and equity securities on the common stock during 2000, 1999, and 1998, respectively. The 2000 and 1999 dividends were paid in cash. In 1998, the equity securities transferred had an original cost of $21,951, a fair value of $33,928, and a realized gain of $11,977.


(11) Unassigned surplus and dividend restrictions
     --------------------------------------------

     Texas law limits the payment of ordinary dividends to shareholders. The maximum ordinary dividend that may be paid without prior approval of the Insurance Commissioner is limited to the greater of net gain from operations of the preceding calendar year or 10% of capital and surplus as of the prior December 31, less any dividends made within the preceding 12 months. As a result, ordinary dividend payments to shareholders are limited to approximately $69,397 in 2001. Dividends are paid as determined by the Board of Directors and at its discretion. Extraordinary dividends approved by the Texas Department of Insurance, totaling $0, $87,993, and $102,729 were paid in 2000, 1999, and 1998, respectively.

     The Texas Department of Insurance imposes minimum risk-based capital requirements on insurance companies that were developed by the NAIC. The formulas for determining the amount of risk-based capital (RBC) specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company's and its subsidiaries' current statutory capital and surplus is significantly in excess of the threshold RBC requirements.


(12) Business segments
     -----------------

     The significant business segments of the Company are life insurance, annuity products, and health insurance which are marketed primarily to individuals eligible for membership in USAA. The life insurance segment offers universal life, whole life, term, and other individual coverages. The annuity segment offers both fixed and variable annuity products. The health segment offers individual and group supplement accident and health policies.

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)

     The following table shows total revenues, income before income taxes, and total assets for these segments as of and for the years ended December 31, 2000, 1999, and 1998:

                                                           2000         1999         1998
                                                           ----         ----         ----
     Revenues:
     ---------
     Premiums:
          Life                                        $   296,640      297,445       281,655
          Annuity                                          10,626       11,499         6,755
          Health                                          120,925       89,848        75,602
                                                      -----------    ---------     ---------
                                                          428,191      398,792       364,012
                                                      -----------    ---------     ---------

     Investment income, net:
          Life                                        $   198,093      191,850       168,938
          Annuity                                         282,882      288,574       303,796
          Health                                            4,009        3,951         3,397
                                                      -----------    ---------     ---------
                                                          484,984      484,375       476,131
                                                      -----------    ---------     ---------

     Realized capital gains (losses), net:
          Life                                        $   (16,067)        (668)         (489)
          Annuity                                         (49,922)       1,081        23,661
          Health                                                -            -             -
                                                      -----------    ---------     ---------
                                                          (65,989)         413        23,172
                                                      -----------    ---------     ---------

     Other revenues:
          Life                                        $    (2,490)      (1,092)        3,448
          Annuity                                          17,231       14,600        15,076
          Health                                           16,538       13,920        10,946
                                                      -----------    ---------     ---------
                                                           31,279       27,428        29,470
                                                      -----------    ---------     ---------
          Total revenues:                             $   878,465      911,008       892,785
                                                      ===========    =========     =========

     Income before income taxes:
     ---------------------------
          Life                                        $   107,483      100,787        80,766
          Annuity                                          (1,664)      49,844        72,449
          Health                                          (17,580)     (11,396)       (3,721)
                                                      -----------    ---------     ---------
                                                      $    88,239      139,235       149,494
                                                      ===========    =========     =========

     Income tax expense (benefit):
     ----------------------------
          Life                                        $    43,330       33,265        28,290
          Annuity                                          (4,414)      16,338        25,376
          Health                                           (6,925)      (3,792)       (1,303)
                                                      -----------    ---------     ---------
                                                      $    31,991       45,811        52,363
                                                      ===========    =========     =========

     Total assets:
     ------------
          Life                                        $ 3,678,300    3,572,155     3,143,667
          Annuity                                       4,932,516    4,980,063     5,251,162
          Health                                           80,958       57,196       105,739
                                                      -----------    ---------     ---------
                                                      $ 8,691,774    8,609,414     8,500,568
                                                      ===========    =========     =========

                                                                     (Continued)

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


(13) Employee benefit plans
     ----------------------

     (a) Pension plan
         ------------

         Substantially all employees are covered under a pension plan administered by USAA which is accounted for on a group basis. The benefits are determined based on years of service and the employee's salary at date of retirement. The total net pension cost allocated to the Company on the basis of salary expense was $3,922, $3,877 and $4,422 in 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, a liability of $2,157 and $12, respectively, has been recorded which represents the excess of net periodic pension cost allocated to the Company over its allocated funding requirements.

     (b) Postretirement benefit plan
         ---------------------------

         Substantially all employees of the Company may become eligible for certain medical and life insurance benefits provided for retired employees under a plan administered by USAA if they meet minimum age and service requirements and retire while working for USAA. The postretirement benefit cost allocated to the Company based on the number of employees was $1,555, $1,052, and $1,084 in 2000, 1999, and
         1998, respectively. At December 31, 2000 and 1999, a liability of $5,142 and $3,342, respectively, has been recorded which represents the under-funding of the Company's allocated funding requirements under the net periodic postretirement benefit cost allocated to the Company.

     (c) Contributory retirement plan
         ----------------------------

         Substantially all employees of the Company and its subsidiaries are eligible to participate in USAA's contributory retirement plan. The Company matches participant contributions dollar for dollar to a maximum of 6% of a participant's compensation. The Company's contributions vest on a graduated basis up to 100% after five years of credited service. In 2000, 1999, and 1998, the Company's contributions to the plan totaled $2,584, $2,577, and $2,415, respectively.


(14) Separate accounts
     -----------------

     The Separate Account and the Life Insurance Separate Account (Separate Accounts) are segregated asset accounts established under Texas law through which USAA Life Insurance Company invests the premium payments received from Contract Owners and Policy Owners, respectively. The assets of the Separate Accounts are the property of the Company. However, only the assets of the Separate Accounts in excess of the reserves, and other Contract liabilities with respect to the Separate Accounts, are chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts and Policies, credited to, or charged against the Separate Accounts without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts and Policies are general corporate obligations.

     Each Separate Account currently is divided into twelve Variable Fund Accounts, each of which invests in a corresponding Fund. The Funds that are available under this Contract or Policy include seven funds of the USAA Life Investment Trust, the Capital Growth Portfolio of the Scudder Variable Life Investment Fund, the Growth Portfolio of The Alger American Fund, and three funds of Deutsche Asset Management VIT Funds. The Accumulated Unit Value of the Contract or Policy in a Variable Fund Account will vary, primarily based on the investment experience of the Fund in whose shares the Variable Fund Account invests. The value of the Funds' securities are carried at market value, or, in the case of the USAA Life Money Market Fund, at amortized cost, which approximates market value.

                                                                     (Continued)

     On December 13, 2000, the Company filed an application with the Securities and Exchange Commission for an order permitting the Company and Separate Accounts to substitute certain portfolios of the Vanguard Variable Insurance Funds for their investments. The proposed effective date of the substitution is May 1, 2001.

     The Company incurs mortality expenses on behalf of the Separate Accounts' contract holders and policy owners. The Company also incurs administrative expenses on behalf of Contract and Policy owners. The Company collects fees for these expenses from contract holders and policy owners, respectively, at set amounts. In addition, the Company incurs various expenses related to conducting the business or operations of the USAA Life Investment Trust (Trust) as outlined by an underwriting and administrative services agreement. The Company, out of its general account, has agreed to pay directly or reimburse the Trust for Trust expenses exceeding established limits. Such reimbursements were not significant in 2000, 1999, and 1998.


(15) Commitments and contingencies
     -----------------------------

     The Company is required by law to participate in the guaranty associations of the various states in which it does business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions to policyholders of impaired or insolvent insurance companies, by assessing all other companies involved in similar lines of business.

     There are currently several insurance companies which have substantial amounts of life, annuity, and health business in the process of liquidation or rehabilitation. The Company paid $62, $323, and $1,898 to various state guaranty associations during the years ended December 31, 2000, 1999, and 1998, respectively. The Company accrues its best estimate for known insolvencies. At December 31, 2000 and 1999 accounts payable and accrued expenses include $5,194 and $6,037, respectively, related to estimated assessments.

     The Company is party to various lawsuits and claims generally incidental to its business. The ultimate disposition of these matters is not expected to have a significant adverse effect on the Company's financial position or results of operations.

                           PART C - OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  List of Financial Statements

     1. Part A. Condensed financial information reflecting the values and number of units outstanding for each class of accumulation units of the Separate Account for its fiscal years ended December 31, 2000, December 31, 1999, December 31, 1998, December 31, 1997, and December 31, 1996,
         respectively, and for its first fiscal period of operations (commencing February 6, 1995 and ended December 31, 1995) is included in Part A of this Registration Statement.

     2. Part B. The most recent audited Financial Statements of the Separate Account are incorporated into Part B of this Registration Statement by reference to the Separate Account's Annual Report, dated December 31, 2000.

     3. Part B. The following Financial Statements of USAA Life Insurance Company ("USAA Life") are included in Part B of the Registration
         Statement:

         Consolidated Financial Statements as of December 31, 2000 and 1999, and each of the years in the three-year period ended December 31, 2000:

         Independent Auditors' Report
         Consolidated Balance Sheets
         Consolidated Statements of Income
         Consolidated Statements of Comprehensive Income
         Consolidated Statements of Stockholders' Equity
         Consolidated Statements of Cash Flows
         Notes to Consolidated Financial Statements

(b)  Exhibits

     1. Copies of the Resolution of the Board of Directors of USAA Life Insurance Company, effective February 8, 1994, establishing the Separate Account of USAA Life Insurance Company, and Amendment thereto, dated July 29, 1994. (The resolution is filed in lieu of a trust or indenture creating a unit investment trust.)/3/

     2.  Not Applicable.

     3. Amended and Restated Distribution and Administration Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, dated December 16, 1994, and amended and restated, to encompass variable universal life insurance, March 30, 1998./3/

     4. (a) Form of Flexible Premium Deferred Combination Fixed and Variable Annuity Contract, including endorsements./3/

         (b)  TSA Loan Endorsement./3/

     5. (a) Forms of Applications for Flexible Premium Deferred Combination Fixed and Variable Annuity Contract./3/

         (b)  Telephone Authorization Form./3/

         (c)  Section 1035 Exchange Form./3/

     6. (a) Articles of Incorporation of USAA Life Insurance Company, as amended./5/

         (b)  Bylaws of USAA Life Insurance Company./3/

     7.  Not Applicable.

     8. (a) Servicing Agreement by and between USAA Life Insurance Company and USAA Transfer Agency Co. d/b/a USAA Shareholder Account Services, dated February 3, 1995./3/

         (b) Amended and Restated Underwriting and Administrative Services Agreement by and between USAA Life Insurance Company, USAA Life Investment Trust and USAA Investment Management Company, dated December 14, 1994, amended February 7, 1997, amended and restated to encompass variable universal life insurance, February 26, 1998, amended and restated, November 18, 1998, and amended and restated, December 31, 1999./5/

         (c)  (i)   Amended Participation Agreement by and between Scudder
                    Variable Life Investment Fund and USAA Life Insurance
                    Company, dated February 3, 1995, and amended, May 21,
                    1998./4/

              (ii) Amended Participating Contract and Policy Agreement by and between Scudder Investor Services, Inc. and USAA Investment Management Company, dated February 3, 1995, and amended, April 29, 1998./4/

              (iii) Amended Reimbursement Agreement by and between Scudder
                    Kemper Investments, Inc. and USAA Life Insurance Company, dated February 3, 1995, and amended, May 21, 1998./4/

              (iv) Amended Letter Agreement by and between Scudder Kemper Investments, Inc., Scudder Investor Services, Inc., Scudder Variable Life Investment Fund, USAA Life Insurance Company and USAA Investment Management Company, dated February 3, 1995, and amended, March 16, 1998./4/

         (d)  (i)   Amended Participation Agreement by and between The Alger
                    American Fund, Fred Alger Management, Inc., Fred Alger &
                    Company, Incorporated and USAA Life Insurance Company, dated
                    December 16, 1994, as amended, March 16, 1998./3/

              (ii) Amended Expense Allocation Agreement by and between Fred Alger Management, Inc., Fred Alger & Company, Incorporated, and USAA Life Insurance Company, dated December 16, 1994, as amended, March 16, 1998./3/






         (e) Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation, and USAA Life Insurance Company, dated March 12, 2001. (Filed herewith.)

         (f) Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation, and USAA Life Insurance Company, dated April 20, 2001. (Filed herewith.)

     9. Opinion and Consent of Counsel concerning the legality of the securities being registered. (Filed herewith.)

     10. Consent of KPMG LLP, Independent Auditors.  (Filed herewith.)

     11. Not Applicable.

     12. (a) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, dated December 16, 1994./3/

         (b) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, with respect to the Aggressive Growth and International Funds, dated February 7, 1997, incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 3 to the USAA Life Investment Trust's Registration Statement on Form N-1A (File No. 33-82270).

     13. (a) Schedules showing computation of yield quotation for the USAA Life Money Market Variable Fund Account for the seven days ended December 31, 1995, and average annual and cumulative total returns for the fiscal period ended December 31, 1995 for each Variable Annuity Fund Account./1/

     14. Financial Data Schedule, (See Exhibit 27 below).

     16. (a)  Power of Attorney for Robert G. Davis./2/

         (b) Powers of Attorney for James M. Middleton, Bradford W. Rich, Josue Robles, Jr., and Larkin W. Fields./5/
         (c)  Power of Attorney for Christopher W. Claus. (Filed herewith.)


     17. Persons Controlled By or Under Common Control with Registrant. (Filed herewith.)

     27. Financial Data Schedule. (Inapplicable, because, not withstanding Item 24(b)(14) of Form N-4, the Commission staff has advised that no such schedule is required).


________________

/1/ Previously filed on April 30, 1996 in Post-Effective Amendment No. 2 to this Registration Statement.
/2/ Previously filed on April 29, 1997 in Post-Effective Amendment No. 3 to this Registration Statement.
/3/ Previously filed on April 29, 1998 in Post-Effective Amendment No. 4 to this Registration Statement.

/4/ Previously filed on February 26, 1999 in Post-Effective Amendment No. 5 to this Registration Statement.
/5/ Previously filed on April 27, 2000 in Post-Effective Amendment No. 7 to this Registration Statement.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     Set forth below are the Directors and officers of USAA Life, the depositor of the Separate Account, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA Life. The principal business address for all of the following Directors and officers of USAA Life is 9800 Fredericksburg Road, San Antonio, Texas 78288.

         Directors:                                       Positions & Offices on the Board:
         ----------                                       ---------------------------------
         Robert G. Davis                                  Director and Chairman
         James M. Middleton                               Director and Vice Chairman
         Bradford W. Rich                                 Director
         Josue Robles, Jr.                                Director
         Christopher W. Claus                             Director

         Officers:                                        Positions & Offices with USAA Life:
         ---------                                        -----------------------------------
         James M. Middleton                               President and Chief Executive Officer
         Edward R. Dinstel                                Senior Vice President
         John W. Douglas                                  Senior Vice President
         Larkin W. Fields                                 Senior Vice President and Treasurer
         Kenneth A. McClure                               Senior Vice President
         Bradford W. Rich                                 Senior Vice President and Secretary
         Ted E. Johnson, Jr.                              Vice President
         King Mawhinney                                   Vice President
         Pattie S. McWilliams                             Vice President
         Arthur E. Settles                                Vice President
         Cynthia A. Toles                                 Vice President and Assistant Secretary
         Brenda E. Davis                                  Assistant Vice President
         William J. Nabholz                               Assistant Vice President and Assistant Secretary
         Diana L. Scheel                                  Assistant Vice President


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Registrant is a separate account of USAA Life that invests exclusively in mutual funds. Registrant may be deemed to be a control person of one or more of these mutual funds to the extent that it beneficially owns more than 25% of the voting securities thereof. It also may be deemed to be under common control with companies affiliated with its depositor, USAA Life. For further information, please refer to the organizational list that is filed as Exhibit 17 hereto and incorporated by reference in response to this item.


ITEM 27. NUMBER OF CONTRACT OWNERS

     As of March 31, 2001, there were 9,247 owners of Contracts covered by this Registration Statement.


ITEM 28. INDEMNIFICATION

     The information called for by this Item is incorporated herein by reference to Article IX of the By-Laws of USAA Life, filed as Exhibit 6(b) to this Registration Statement; to Section 9 of the Amended and Restated Underwriting and Administrative Services Agreement, filed as Exhibit 8(b) to this Registration Statement; to Section 13 of the Amended and Restated Distribution and Administration Agreement, filed as Exhibit 3 to this Registration Statement; to paragraph 8 of the Participating Contract and Policy Agreement, as amended, filed as Exhibit 8(c)(ii) to this Registration Statement; and to Section 12 of the Transfer Agent Agreement, as amended, filed as Exhibit 8(a) of Post-Effective Amendment No. 6 to the Form N-1A Registration Statement of USAA Life Investment Trust (File No. 33-82270 and No. 811-8672).

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted for Directors, Officers and controlling persons of USAA Life pursuant to the foregoing, or otherwise, USAA Life has been advised that in the opinion of the Securities and Exchange Commission (the "Commission"), such indemnification is against public policy as expressed in the 1933 Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by USAA Life of expenses incurred or paid by a Director, officer or controlling person of USAA Life in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, USAA Life will, unless in the opinion of its counsel this matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) USAA Investment Management Company ("USAA IMCO") is the principal underwriter for the Contracts. USAA IMCO also serves as the investment adviser and principal underwriter to USAA Life Investment Trust, USAA Investment Trust, USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc.

(b) Set forth below are the Directors and officers of USAA IMCO who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA IMCO. The principal business address for all of the following Directors and officers of USAA IMCO is 9800 Fredericksburg Road, San Antonio, Texas 78288.

         Directors:                                       Positions & Offices with USAA IMCO:
         ----------                                       -----------------------------------
         Robert G. Davis                                  Director and Chairman
         Christopher W. Claus                             Director and Vice Chairman
         David G. Peebles                                 Director
         Kenneth E. Willmann                              Director

         Officers:                                        Positions with USAA IMCO:
         ---------                                        -------------------------
         Christopher W. Claus                             CEO and President
         Sherron A. Kirk                                  Senior Vice President and Senior Financial Officer
         David G. Peebles                                 Senior Vice President
         Kenneth E. Willmann                              Senior Vice President
         Michael D. Wagner                                Vice President, Secretary and Counsel
         Mark S. Howard                                   Vice President and  Assistant Secretary


(c)  Not Applicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of Registrant are located at the offices of its depositor, USAA Life, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288; the offices of the principal underwriter of the Contracts, USAA IMCO, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288.


ITEM 31. MANAGEMENT SERVICES

     None.


ITEM 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Variable Annuity Contracts may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number that an applicant can call or a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement;

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and

     (d) USAA Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by USAA Life under the Contracts. USAA Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for USAA Life to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

     Registrant hereby represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the redeemability of variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it intends to comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of San Antonio and State of Texas on this 19th day of April, 2001.

                                      The Separate Account
                                      of USAA Life Insurance Company
                                      (Registrant)

                                      By:   USAA Life Insurance Company
                                            (On behalf of Registrant and itself)

                                      By:   /s/ JAMES M. MIDDLETON
                                            ---------------------------------
                                            James M. Middleton
                                            President and Chief Executive
                                            Officer

Attest: /s/ CYNTHIA A. TOLES
       -------------------------------------
       Cynthia A. Toles
       Vice President and Assistant Secretary


As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following Directors and officers of the Depositor on the dates indicated:

(NAME)                                  (TITLE)                                                (DATE)
Robert G. Davis                         Chairman

James M. Middleton                      Vice Chairman, President and                           April 19, 2001
                                        Chief Executive Officer

Bradford W. Rich                        Director                                               April 19, 2001

*Josue Robles, Jr.                      Director                                               April 19, 2001

Christopher W. Claus                    Director                                               April 16, 2001

Larkin W. Fields                        Senior Vice President and Treasurer                    April 10, 2001
                                        (Principal Financial and Accounting Officer)


*Signed by Cynthia A. Toles, Attorney-in-fact.

                                  EXHIBIT INDEX

EXHIBIT                                                                                 Page No.
------------------------------------------------------------------------------------------------

8(e).    Participation Agreement by and between Vanguard Variable Insurance Funds,
         The Vanguard Group, Inc., Vanguard Marketing Corporation, and USAA Life
         Insurance Company, dated March 12, 2001.

8(f).    Participation Agreement by and between Variable Insurance Products Funds,
         Fidelity Distributors Corporation, and USAA Life Insurance Company, dated
         April 20, 2001.

9.       Opinion and Consent of Counsel.

10.      Consent of KPMG LLP, Independent Auditors.

16(c).   Power of Attorney for Christopher W. Claus.

17.      Persons Controlled By or Under Common Control with Registrant.